UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804857.106

AEA-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 0.1%
Wesfarmers Ltd.	17,600	$ 495,119
Bermuda - 1.7%
Beijing Enterprises Water Group Ltd. (a)	1,004,000	329,604
Genpact Ltd. (a)	8,000	120,560
Huabao International Holdings Ltd.	1,133,000	1,461,559
Noble Group Ltd.	1,116,272	1,354,400
Orient Overseas International Ltd. (a)	132,500	1,035,436
Yue Yuen Industrial (Holdings) Ltd.	518,500	1,682,163
TOTAL BERMUDA		5,983,722
Canada - 0.3%
Niko Resources Ltd.	9,300	1,003,146
Cayman Islands - 3.5%
Agile Property Holdings Ltd.	1,142,000	1,487,871
BaWang International (Group) Holding Ltd. (d)	3,196,000	1,950,311
Bosideng International Holdings Ltd.	1,596,000	493,132
Central China Real Estate Ltd.	2,741,000	705,761
Chaoda Modern Agriculture (Holdings) Ltd.	1,430,000	1,537,238
China Lilang Ltd.	727,000	803,982
Daphne International Holdings Ltd.	240,000	222,156
Hidili Industry International Development Ltd.	570,000	515,146
JA Solar Holdings Co. Ltd. ADR (a)	99,180	590,121
Kingboard Chemical Holdings Ltd.	374,500	1,733,283
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	20,800	8,274
Kingdee International Software Group Co. Ltd.	1,388,000	584,327
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	221,600	862,024
Shenguan Holdings Group Ltd.	518,000	472,152
TOTAL CAYMAN ISLANDS		11,965,778
China - 12.4%
Air China Ltd. (H Shares) (a)	1,428,000	1,638,041
Ausnutria Dairy Hunan Co. Ltd. Class H	959,000	580,277
Bank of China Ltd. (H Shares)	4,260,000	2,248,600
Bank of Communications Co. Ltd. (H Shares)	1,831,000	2,031,956
China Coal Energy Co. Ltd. (H Shares)	707,000	986,660
China Construction Bank Corp. (H Shares)	9,032,000	7,662,810
China Cosco Holdings Co. Ltd. (H Shares)	1,316,000	1,473,988
China Life Insurance Co. Ltd. (H Shares)	1,469,000	6,565,898
China Merchants Bank Co. Ltd. (H Shares)	1,149,000	3,069,424
China Petroleum & Chemical Corp. (H Shares)	3,872,000	3,124,678
China Yurun Food Group Ltd.	344,000	1,129,321
Dalian Port (PDA) Co. Ltd. (H Shares)	618,000	267,329
Common Stocks - continued
	Shares	Value
China - continued
Digital China Holdings Ltd. (H Shares)	302,000	$ 489,887
Dongfeng Motor Group Co. Ltd. (H Shares)	1,378,000	1,923,079
Harbin Power Equipment Co. Ltd. (H Shares)	482,000	421,963
Industrial & Commercial Bank of China Ltd. (H Shares)	4,028,000	3,075,126
Jiangsu Expressway Co. Ltd. (H Shares)	1,374,000	1,337,295
Nine Dragons Paper (Holdings) Ltd.	528,000	766,764
PICC Property & Casualty Co. Ltd. (H Shares) (a)	1,282,000	1,297,267
Tencent Holdings Ltd.	73,400	1,414,610
Weichai Power Co. Ltd. (H Shares)	154,000	1,272,842
TOTAL CHINA		42,777,815
Hong Kong - 14.0%
BYD Electronic International Co. Ltd.	1,004,500	559,959
Cathay Pacific Airways Ltd.	1,016,000	2,262,864
China Agri-Industries Holding Ltd.	1,450,000	1,640,875
China Everbright Ltd.	286,000	745,607
China Mobile (Hong Kong) Ltd.	1,089,500	11,071,580
China Resources Power Holdings Co. Ltd.	966,000	2,109,219
Citic Pacific Ltd.	912,000	1,876,248
CLP Holdings Ltd.	531,500	3,924,239
CNOOC Ltd.	3,446,500	5,808,667
Galaxy Entertainment Group Ltd. (a)	320,000	212,990
Henderson Land Development Co. Ltd.	229,000	1,425,446
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	45,800	7,076
Hongkong Land Holdings Ltd.	239,000	1,281,040
Hutchison Whampoa Ltd.	398,000	2,628,568
Industrial & Commercial Bank of China (Asia) Ltd.	411,000	1,219,640
Link (REIT)	687,500	1,787,898
New World Development Co. Ltd.	1,240,000	2,215,797
PCCW Ltd.	3,812,000	1,172,923
Sa Sa International Holdings Ltd.	252,000	192,062
Shenzhen Investment Ltd.	2,378,000	808,229
Swire Pacific Ltd. (A Shares)	211,000	2,564,326
Wharf Holdings Ltd.	510,000	2,790,473
TOTAL HONG KONG		48,305,726
India - 10.8%
Apollo Tyres Ltd.	455,823	627,942
Bajaj Auto Ltd.	106,463	6,169,506
Bank of Baroda	39,251	662,210
Cadila Healthcare Ltd.	27,322	374,120
Crompton Greaves Ltd.	85,485	509,666
Common Stocks - continued
	Shares	Value
India - continued
Ess Dee Aluminium Ltd.	45,833	$ 508,970
HDFC Bank Ltd.	53,370	2,471,036
Housing Development Finance Corp. Ltd.	43,347	2,792,117
ICSA (India) Ltd.	45,411	129,718
Indian Oil Corp. Ltd.	90,336	705,004
Infotech Enterprises Ltd.	59,922	214,445
Jindal Steel & Power Ltd.	170,464	2,287,492
Larsen & Toubro Ltd.	73,486	2,842,642
LIC Housing Finance Ltd.	131,151	3,213,108
Oil & Natural Gas Corp. Ltd.	63,957	1,710,714
Patni Computer Systems Ltd.	92,532	938,540
Reliance Industries Ltd.	149,167	3,246,879
Rural Electrification Corp. Ltd.	153,228	1,041,558
Tata Consultancy Services Ltd.	121,186	2,194,071
Titan Industries Ltd.	36,444	2,204,475
Tulip Telecom Ltd.	57,590	231,676
Union Bank of India	96,941	672,061
Zee Entertainment Enterprises Ltd.	249,627	1,594,578
TOTAL INDIA		37,342,528
Indonesia - 2.6%
PT Adaro Energy Tbk	3,861,000	863,760
PT Astra International Tbk	391,500	2,220,255
PT Bank Rakyat Indonesia Tbk	2,414,000	2,673,226
PT BISI International Tbk (a)	2,542,500	418,063
PT Indo Tambangraya Megah Tbk	232,500	975,253
PT Indofood Sukses Makmur Tbk	1,671,500	864,732
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	511,500	506,351
PT XL Axiata Tbk (a)	892,000	473,938
TOTAL INDONESIA		8,995,578
Korea (South) - 23.8%
Busan Bank	167,700	1,807,799
Cheil Worldwide, Inc.	121,380	1,246,896
CJ CheilJedang Corp.	8,915	1,782,623
CJ Corp.	35,060	2,193,565
Daegu Bank Co. Ltd.	103,240	1,331,143
Daehan Steel Co. Ltd.	42,210	326,188
Doosan Construction & Engineering Co. Ltd.	105,020	378,702
Duksan Hi-Metal Co. Ltd. (a)	106,775	1,634,011
GS Holdings Corp.	49,200	1,724,235
Halla Climate Control Co.	56,750	830,078
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hana Financial Group, Inc.	67,300	$ 2,005,770
Hanwha Corp.	37,690	1,277,843
Honam Petrochemical Corp.	11,332	1,652,733
Hynix Semiconductor, Inc. (a)	87,670	1,667,787
Hyundai Department Store Co. Ltd.	19,308	1,926,310
Hyundai Heavy Industries Co. Ltd.	10,761	2,442,890
Hyundai Mobis	18,831	3,255,919
Hyundai Motor Co.	36,661	4,618,463
Hyundai Steel Co.	19,080	1,653,519
Industrial Bank of Korea	158,870	2,102,147
Kia Motors Corp.	66,300	1,732,124
Korea Electric Power Corp. (a)	73,140	2,050,377
Korea Zinc Co. Ltd.	7,803	1,553,672
Kyeryong Construction Industrial Co. Ltd.	11,900	142,367
LG Corp.	30,180	2,087,274
LG Display Co. Ltd.	71,070	2,173,057
LG Innotek Co. Ltd.	9,691	1,310,978
LIG Non-Life Insurance Co. Ltd.	35,970	777,031
Lotte Shopping Co. Ltd.	5,364	1,632,669
NCsoft Corp.	7,427	1,180,533
POSCO	13,471	5,603,870
Samsung Electronics Co. Ltd.	22,637	15,502,834
Shinhan Financial Group Co. Ltd.	124,469	5,110,552
SK Telecom Co. Ltd.	31,762	4,477,818
Tong Yang Securities, Inc.	96,070	877,240
TOTAL KOREA (SOUTH)		82,071,017
Malaysia - 2.8%
AMMB Holdings Bhd	725,400	1,173,399
Axiata Group Bhd (a)	1,224,700	1,638,703
Bumiputra-Commerce Holdings Bhd	998,000	2,319,655
Genting Malaysia Bhd	1,594,500	1,427,350
Malayan Banking Bhd	1,035,000	2,516,184
Top Glove Corp. Bhd	215,200	448,819
TOTAL MALAYSIA		9,524,110
Mauritius - 0.4%
Golden Agri-Resources Ltd.	3,248,000	1,373,336
Philippines - 0.2%
Banco de Oro Universal Bank	569,000	583,686
Megaworld Corp.	5,560,000	183,196
TOTAL PHILIPPINES		766,882
Common Stocks - continued
	Shares	Value
Singapore - 6.7%
Ascendas Real Estate Investment Trust (A-REIT)	937,000	$ 1,460,725
CapitaLand Ltd.	600,000	1,747,187
Ezra Holdings Ltd.	214,000	314,729
K-Green Trust (a)	114,400	96,742
Keppel Corp. Ltd.	572,000	3,928,583
Keppel Land Ltd.	438,000	1,301,213
MobileOne Ltd.	311,000	484,830
Neptune Orient Lines Ltd. (a)	722,000	1,088,389
Oversea-Chinese Banking Corp. Ltd.	651,209	4,324,154
Raffles Medical Group Ltd.	349,000	503,008
SembCorp Industries Ltd.	716,000	2,221,869
SembCorp Marine Ltd.	468,000	1,376,572
United Overseas Bank Ltd.	266,075	3,885,763
Yanlord Land Group Ltd.	363,000	496,492
TOTAL SINGAPORE		23,230,256
Taiwan - 12.7%
Cando Corp. (a)	188,339	108,632
Chroma ATE, Inc.	579,896	1,165,684
Compal Electronics, Inc.	1,715,000	2,249,136
Delta Electronics, Inc.	433,000	1,495,787
E.Sun Financial Holdings Co. Ltd.	1,734,000	804,999
Far East Department Stores Co. Ltd.	1,636,000	1,603,395
Formosa Chemicals & Fibre Corp.	1,195,000	2,603,877
Formosa Petrochemical Corp.	586,000	1,362,982
Formosa Plastics Corp.	1,675,000	3,503,165
Fubon Financial Holding Co. Ltd.	2,814,000	3,457,294
HTC Corp.	204,750	3,763,751
Huaku Development Co. Ltd.	354,971	795,668
Hung Poo Real Estate Development Co. Ltd.	687,000	794,654
Insyde Software Corp.	105,195	307,487
King Slide Works Co. Ltd.	57,000	291,348
Macronix International Co. Ltd.	2,217,000	1,479,733
Novatek Microelectronics Corp.	401,000	1,061,812
Powertech Technology, Inc.	373,000	1,142,759
Quanta Computer, Inc.	1,141,550	2,069,868
Ralink Technology Corp.	36,720	133,162
Taishin Financial Holdings Co. Ltd. (a)	6,599,000	2,950,081
Taiwan Semiconductor Manufacturing Co. Ltd.	4,520,393	8,741,799
Tripod Technology Corp.	303,000	1,155,639
U-Ming Marine Transport Corp.	326,000	617,604
TOTAL TAIWAN		43,660,316
Common Stocks - continued
	Shares	Value
Thailand - 4.7%
Advanced Info Service PCL (For. Reg.)	323,600	$ 935,578
Bangkok Bank Ltd. PCL:
NVDR	131,200	553,766
(For. Reg.)	387,900	1,667,226
Banpu PCL unit	83,900	1,618,850
Charoen Pokphand Foods PCL (For. Reg.)	2,875,600	2,142,918
Electricity Generating PCL:
unit	76,700	203,371
(For. Reg.)	393,700	1,043,901
National Finance PCL (For. Reg.)	1,203,800	1,116,698
PTT Aromatics & Refining PLC	1,443,100	1,039,710
PTT PCL (For. Reg.)	254,600	1,999,641
Quality Houses PCL	6,187,000	436,189
Siam Cement PCL (For. Reg.)	193,700	1,689,035
Supalai PCL (For. Reg.)	2,140,000	840,383
Total Access Communication PCL (For. Reg.)	590,000	862,013
TOTAL THAILAND		16,149,279
United Kingdom - 0.8%
HSBC Holdings PLC (Hong Kong)	200,000	2,047,530
Vedanta Resources PLC	18,800	719,751
TOTAL UNITED KINGDOM		2,767,281
United States of America - 0.0%
China Natural Gas, Inc. (a)(d)	13,300	102,144
TOTAL COMMON STOCKS (Cost $286,479,847)		336,514,033
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	7,354,156	$ 7,354,156
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,530,876	1,530,876
TOTAL MONEY MARKET FUNDS (Cost $8,885,032)		8,885,032
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $295,364,879)		345,399,065
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(184,571)
NET ASSETS - 100%		$ 345,214,494
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,683
Fidelity Securities Lending Cash Central Fund	32,668
Total	$ 42,351
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 82,071,017	$ 62,655,343	$ 19,415,674	$ -
Hong Kong	48,305,726	30,205,839	16,880,247	1,219,640
Taiwan	43,660,316	34,918,517	8,741,799	-
China	42,777,815	33,087,239	9,690,576	-
India	37,342,528	28,137,064	9,205,464	-
Singapore	23,230,256	23,230,256	-	-
Thailand	16,149,279	16,149,279	-	-
Cayman Islands	11,965,778	11,965,778	-	-
Malaysia	9,524,110	9,524,110	-	-
Other	21,487,208	19,439,678	2,047,530	-
Money Market Funds	8,885,032	8,885,032	-	-
Total Investments in Securities:	$ 345,399,065	$ 278,198,135	$ 65,981,290	$ 1,219,640
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	119,298
Cost of Purchases	1,100,342
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,219,640
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 119,298

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $297,300,887. Net unrealized appreciation aggregated $48,098,178, of which $54,733,379 related to appreciated investment securities and $6,635,201 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804864.106

AJAF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 6.4%
Bridgestone Corp.	8,000	$ 143,199
Denso Corp.	29,100	834,026
NOK Corp.	19,700	322,540
Stanley Electric Co. Ltd.	38,200	661,677
Toyoda Gosei Co. Ltd.	13,600	339,902
		2,301,344
Automobiles - 4.6%
Honda Motor Co. Ltd.	36,900	1,167,054
Toyota Motor Corp.	13,700	480,757
		1,647,811
Household Durables - 1.3%
Sekisui House Ltd.	55,000	488,111
Leisure Equipment & Products - 1.7%
Nikon Corp.	16,800	291,971
Sega Sammy Holdings, Inc.	21,400	314,469
		606,440
Media - 1.5%
Fuji Media Holdings, Inc.	383	554,835
Multiline Retail - 1.2%
Isetan Mitsukoshi Holdings Ltd.	22,100	208,662
Takashimaya Co. Ltd.	27,000	209,314
		417,976
Specialty Retail - 1.9%
Nishimatsuya Chain Co. Ltd.	20,400	190,487
Shimachu Co. Ltd.	5,300	96,832
Xebio Co. Ltd.	4,800	95,195
Yamada Denki Co. Ltd.	4,300	290,564
		673,078
TOTAL CONSUMER DISCRETIONARY		6,689,595
CONSUMER STAPLES - 2.8%
Beverages - 1.1%
Coca-Cola West Co. Ltd.	3,600	65,273
Kirin Holdings Co. Ltd.	24,000	320,463
		385,736
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.9%
FamilyMart Co. Ltd.	5,100	$ 182,343
Seven & i Holdings Co., Ltd.	6,000	143,639
		325,982
Personal Products - 0.8%
Kao Corp.	8,100	191,570
Kose Corp.	3,900	90,522
		282,092
TOTAL CONSUMER STAPLES		993,810
FINANCIALS - 33.6%
Capital Markets - 1.2%
Matsui Securities Co. Ltd.	30,300	179,153
Nomura Holdings, Inc.	48,300	271,511
		450,664
Commercial Banks - 14.8%
Chiba Bank Ltd.	61,000	372,670
Mitsubishi UFJ Financial Group, Inc.	302,900	1,500,041
Mizuho Financial Group, Inc.	363,000	588,236
Seven Bank Ltd.	115	211,571
Sumitomo Mitsui Financial Group, Inc.	51,700	1,600,801
Sumitomo Trust & Banking Co. Ltd.	184,000	1,024,056
		5,297,375
Consumer Finance - 3.9%
Credit Saison Co. Ltd.	33,900	430,688
ORIX Corp.	12,530	985,872
		1,416,560
Insurance - 8.8%
Dai-ichi Mutual Life Insurance Co.	102	144,694
MS&AD Insurance Group Holdings, Inc.	10,900	242,278
NKSJ Holdings, Inc. (a)	135,000	788,834
Sony Financial Holdings, Inc.	110	399,016
T&D Holdings, Inc.	72,800	1,594,566
		3,169,388
Real Estate Investment Trusts - 2.0%
Japan Prime Realty Investment Corp.	64	144,403
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Japan Real Estate Investment Corp.	35	$ 309,806
Nomura Real Estate Office Fund, Inc.	47	247,984
		702,193
Real Estate Management & Development - 2.9%
Mitsubishi Estate Co. Ltd.	51,000	718,750
Mitsui Fudosan Co. Ltd.	21,000	311,021
		1,029,771
TOTAL FINANCIALS		12,065,951
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	5,600	257,888
INDUSTRIALS - 15.8%
Air Freight & Logistics - 0.7%
Yamato Holdings Co. Ltd.	20,400	253,038
Building Products - 1.8%
Asahi Glass Co. Ltd.	25,000	254,556
Daikin Industries Ltd.	10,600	393,092
		647,648
Construction & Engineering - 0.3%
Kandenko Co. Ltd.	19,000	112,780
Electrical Equipment - 2.2%
Mitsubishi Electric Corp.	56,000	487,914
Sumitomo Electric Industries Ltd.	24,700	288,655
		776,569
Machinery - 2.2%
Fanuc Ltd.	2,300	271,715
Kubota Corp.	33,000	261,556
NSK Ltd.	34,000	241,944
		775,215
Marine - 0.4%
Iino Kaiun Kaisha Ltd.	9,400	47,530
Mitsui OSK Lines Ltd.	15,000	101,533
		149,063
Road & Rail - 1.5%
East Japan Railway Co.	8,600	554,261
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 4.9%
Itochu Corp.	82,000	$ 639,491
Mitsubishi Corp.	20,200	436,839
Mitsui & Co. Ltd.	38,800	497,430
Sumitomo Corp.	18,800	199,692
		1,773,452
Transportation Infrastructure - 1.8%
The Sumitomo Warehouse Co. Ltd.	134,000	643,448
TOTAL INDUSTRIALS		5,685,474
INFORMATION TECHNOLOGY - 13.7%
Computers & Peripherals - 0.7%
Fujitsu Ltd.	35,000	249,060
Electronic Equipment & Components - 4.6%
Ibiden Co. Ltd.	17,300	516,648
Nippon Electric Glass Co. Ltd.	13,500	171,981
Yamatake Corp.	23,100	590,163
Yaskawa Electric Corp.	47,000	354,030
		1,632,822
IT Services - 0.2%
NTT Data Corp.	20	72,664
Office Electronics - 6.8%
Canon, Inc.	46,300	2,004,823
Konica Minolta Holdings, Inc.	41,000	431,704
		2,436,527
Semiconductors & Semiconductor Equipment - 0.9%
ROHM Co. Ltd.	2,800	176,569
Tokyo Electron Ltd.	3,000	161,065
		337,634
Software - 0.5%
Nintendo Co. Ltd.	600	167,729
TOTAL INFORMATION TECHNOLOGY		4,896,436
MATERIALS - 7.6%
Chemicals - 5.6%
JSR Corp.	36,800	644,665
Mitsubishi Chemical Holdings Corp.	40,000	206,422
Nissan Chemical Industries Co. Ltd.	22,000	261,429
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Nitto Denko Corp.	10,600	$ 367,213
Shin-Etsu Chemical Co., Ltd.	7,100	353,665
Tokai Carbon Co. Ltd.	36,000	189,945
		2,023,339
Containers & Packaging - 0.6%
Toyo Seikan Kaisha Ltd.	12,600	202,212
Metals & Mining - 1.4%
Nippon Steel Corp.	43,000	146,775
Sumitomo Metal Industries Ltd.	139,000	336,141
		482,916
TOTAL MATERIALS		2,708,467
TELECOMMUNICATION SERVICES - 3.5%
Wireless Telecommunication Services - 3.5%
NTT DoCoMo, Inc.	796	1,264,188
TOTAL COMMON STOCKS (Cost $40,803,437)		34,561,809
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.24% (b) (Cost $1,380,571)	1,380,571	1,380,571
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $42,184,008)		35,942,380
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(64,599)
NET ASSETS - 100%		$ 35,877,781
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,080
Fidelity Securities Lending Cash Central Fund	311
Total	$ 3,391
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,689,595	$ 5,041,784	$ 1,647,811	$ -
Consumer Staples	993,810	993,810	-	-
Financials	12,065,951	9,706,163	2,359,788	-
Health Care	257,888	257,888	-	-
Industrials	5,685,474	5,685,474	-	-
Information Technology	4,896,436	2,891,613	2,004,823	-
Materials	2,708,467	2,708,467	-	-
Telecommunication Services	1,264,188	-	1,264,188	-
Money Market Funds	1,380,571	1,380,571	-	-
Total Investments in Securities:	$ 35,942,380	$ 28,665,770	$ 7,276,610	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $43,155,805. Net unrealized depreciation aggregated $7,213,425, of which $1,103,165 related to appreciated investment securities and $8,316,590 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804846.106

AEUR-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Austria - 0.7%
Erste Bank AG	2,500	$ 100,342
Zumtobel AG	2,800	53,044
TOTAL AUSTRIA		153,386
Bailiwick of Jersey - 1.9%
Experian PLC	15,600	153,531
Randgold Resources Ltd. sponsored ADR	900	80,892
Shire PLC	7,490	171,238
TOTAL BAILIWICK OF JERSEY		405,661
Belgium - 2.6%
Ageas	51,300	141,279
Anheuser-Busch InBev SA NV	4,893	259,141
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	24
Umicore SA	4,878	164,538
TOTAL BELGIUM		564,982
Bermuda - 0.3%
Huabao International Holdings Ltd.	50,000	64,500
British Virgin Islands - 0.1%
Playtech Ltd.	3,269	22,687
Canada - 0.6%
Niko Resources Ltd.	500	53,933
Petrobank Energy & Resources Ltd. (a)	1,600	65,918
TOTAL CANADA		119,851
Cayman Islands - 0.6%
Hengdeli Holdings Ltd.	284,000	130,163
China - 1.3%
Baidu.com, Inc. sponsored ADR (a)	1,500	122,115
China Merchants Bank Co. Ltd. (H Shares)	29,000	77,470
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,100	88,347
TOTAL CHINA		287,932
Denmark - 3.5%
Carlsberg AS Series B	1,400	124,156
Danisco AS	1,100	83,679
FLSmidth & Co. A/S	1,700	121,114
Novo Nordisk AS Series B	3,419	292,593
Novozymes AS Series B	1,000	127,777
TOTAL DENMARK		749,319
Common Stocks - continued
	Shares	Value
Finland - 1.8%
Fortum Corp.	3,300	$ 76,774
Nokia Corp.	5,725	53,919
Outotec OYJ	2,400	84,989
UPM-Kymmene Corp.	11,800	171,328
TOTAL FINLAND		387,010
France - 13.4%
Atos Origin SA (a)	2,358	101,265
BNP Paribas SA	5,269	361,978
Cap Gemini SA	1,900	90,437
Danone	3,200	179,508
Essilor International SA	1,397	87,397
Iliad Group SA	1,196	105,297
LVMH Moet Hennessy - Louis Vuitton	1,912	233,302
Natixis SA (a)	26,900	143,817
Pernod-Ricard SA	1,600	125,247
PPR SA	1,300	173,926
Publicis Groupe SA	2,300	103,676
Remy Cointreau SA	1,400	76,528
Safran SA	5,100	137,661
Sanofi-Aventis	4,768	277,218
Schneider Electric SA	2,078	239,690
Societe Generale Series A	2,755	158,836
Technip SA	1,500	99,902
Vallourec SA	1,704	165,924
TOTAL FRANCE		2,861,609
Germany - 10.4%
Bayerische Motoren Werke AG (BMW)	3,554	191,352
Daimler AG (Germany) (a)	4,395	237,005
Deutsche Bank AG	3,700	258,480
Deutsche Lufthansa AG (a)	8,200	133,326
HeidelbergCement AG	2,680	134,986
Infineon Technologies AG (a)	25,700	173,476
Linde AG	1,249	146,428
MAN SE	2,262	209,999
Rheinmetall AG	1,800	107,753
SAP AG	4,371	199,621
Siemens AG	4,364	425,392
TOTAL GERMANY		2,217,818
Greece - 0.2%
Alpha Bank AE (a)	6,200	47,111
Common Stocks - continued
	Shares	Value
Ireland - 1.0%
CRH PLC	4,900	$ 102,171
Smurfit Kappa Group PLC (a)	11,000	113,447
TOTAL IRELAND		215,618
Italy - 2.0%
Intesa Sanpaolo SpA	44,069	145,891
Mediaset SpA	21,100	135,647
Saipem SpA	4,218	151,732
TOTAL ITALY		433,270
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	2,585	79,151
Netherlands - 4.7%
Aegon NV (a)	20,400	122,552
ASML Holding NV (Netherlands)	5,400	173,343
ING Groep NV (Certificaten Van Aandelen) unit (a)	14,700	140,993
Koninklijke Ahold NV	13,711	176,022
Koninklijke Philips Electronics NV	6,834	212,481
Randstad Holdings NV (a)	4,047	181,817
TOTAL NETHERLANDS		1,007,208
Norway - 2.4%
Aker Solutions ASA	4,200	54,458
DnB NOR ASA	11,800	146,589
Pronova BioPharma ASA (a)	5,300	13,002
Sevan Marine ASA (a)	25,000	25,418
Storebrand ASA (A Shares) (a)	28,500	169,071
Telenor ASA	6,200	95,703
TOTAL NORWAY		504,241
South Africa - 1.0%
Clicks Group Ltd.	28,326	140,382
Woolworths Holdings Ltd.	22,782	81,174
TOTAL SOUTH AFRICA		221,556
Spain - 5.7%
Banco Bilbao Vizcaya Argentaria SA	7,726	103,621
Banco Santander SA	40,891	531,301
Gestevision Telecinco SA	23,600	270,495
Inditex SA	2,498	165,230
Telefonica SA sponsored ADR	2,100	143,724
TOTAL SPAIN		1,214,371
Common Stocks - continued
	Shares	Value
Sweden - 4.4%
H&M Hennes & Mauritz AB (B Shares)	5,414	$ 170,566
Modern Times Group MTG AB (B Shares)	1,500	94,057
Sandvik AB	11,400	147,278
Skandinaviska Enskilda Banken AB (A Shares)	29,900	205,837
Swedbank AB (A Shares) (a)	15,005	171,607
Telefonaktiebolaget LM Ericsson (B Shares)	14,389	158,807
TOTAL SWEDEN		948,152
Switzerland - 9.3%
Clariant AG (Reg.) (a)	11,540	152,899
Compagnie Financiere Richemont SA Series A	1,794	70,017
Givaudan SA	120	110,604
Julius Baer Group Ltd.	2,170	75,941
Nestle SA	14,544	719,136
Roche Holding AG (participation certificate)	2,135	277,752
Schindler Holding AG (participation certificate)	1,367	122,584
Sonova Holding AG Class B	892	108,251
The Swatch Group AG (Bearer)	300	92,919
UBS AG (a)(d)	15,574	264,410
TOTAL SWITZERLAND		1,994,513
United Kingdom - 27.0%
Aegis Group PLC	27,140	49,888
Anglo American PLC (United Kingdom)	8,500	336,551
Aviva PLC	31,800	178,254
Barclays PLC	67,590	349,901
BG Group PLC	17,699	283,559
BHP Billiton PLC	8,824	270,190
BP PLC	43,400	277,414
BP PLC sponsored ADR	7,500	288,525
British Airways PLC (a)(d)	24,400	84,039
Britvic PLC	10,900	82,059
Burberry Group PLC	11,400	150,458
Capita Group PLC	8,500	95,853
Carphone Warehouse Group PLC (a)	28,950	104,432
Centrica PLC	31,741	151,289
GKN PLC (a)	25,300	53,608
HSBC Holdings PLC sponsored ADR (d)	15,362	784,691
InterContinental Hotel Group PLC	7,095	122,916
Invensys PLC	30,200	126,466
ITV PLC (a)	115,200	93,411
Lloyds TSB Group PLC (a)	160,900	173,579
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Misys PLC (a)	14,700	$ 58,123
Morgan Crucible Co. PLC	19,600	66,092
Rexam PLC	20,200	97,896
Rio Tinto PLC	2,869	148,416
Royal Dutch Shell PLC Class A (United Kingdom)	23,017	633,372
Sage Group PLC	19,900	74,563
Schroders PLC	4,700	94,945
Standard Chartered PLC (United Kingdom)	5,956	172,068
TalkTalk Telecom Group PLC (a)	43,600	83,768
Vodafone Group PLC	131,800	307,170
TOTAL UNITED KINGDOM		5,793,496
United States of America - 3.5%
Allergan, Inc.	2,100	128,226
Apple, Inc. (a)	400	102,900
Halliburton Co.	2,900	86,652
Morgan Stanley	3,700	99,863
Pride International, Inc. (a)	3,400	80,886
SanDisk Corp. (a)	1,500	65,550
Virgin Media, Inc.	9,000	193,770
TOTAL UNITED STATES OF AMERICA		757,847
TOTAL COMMON STOCKS (Cost $20,580,026)		21,181,452
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
ProSiebenSat.1 Media AG (Cost $150,891)	12,200	213,708
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.24% (b)	19,993	19,993
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,027,245	1,027,245
TOTAL MONEY MARKET FUNDS (Cost $1,047,238)		1,047,238
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Treasury Obligations) # (Cost $26,000)	$ 26,000	$ 26,000
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $21,804,155)		22,468,398
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(1,036,435)
NET ASSETS - 100%		$ 21,431,963
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Repurchase Agreement / Counterparty	Value
$26,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 5,757
Bank of America NA	3,632
Barclays Capital, Inc.	5,872
Credit Agricole Securities (USA) Inc.	1,211
Credit Suisse Securities (USA) LLC	1,557
Deutsche Bank Securities, Inc.	605
ING Financial Markets LLC	605
Mizuho Securities USA, Inc.	1,211
Morgan Stanley & Co., Inc.	1,211
RBC Capital Markets Corp.	1,191
RBS Securities, Inc.	1,211
Societe Generale, New York Branch	1,816
Wells Fargo Securities LLC	121
$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 358
Fidelity Securities Lending Cash Central Fund	8,671
Total	$ 9,029
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,793,496	$ 4,143,910	$ 1,649,586	$ -
France	2,861,609	2,584,391	277,218	-
Germany	2,431,526	2,431,526	-	-
Switzerland	1,994,513	1,730,103	264,410	-
Spain	1,214,371	1,110,750	103,621	-
Netherlands	1,007,208	357,839	649,369	-
Sweden	948,152	789,345	158,807	-
United States of America	757,847	757,847	-	-
Denmark	749,319	456,726	292,593	-
Other	3,637,119	3,230,640	406,479	-
Money Market Funds	1,047,238	1,047,238	-	-
Cash Equivalents	26,000	-	26,000	-
Total Investments in Securities:	$ 22,468,398	$ 18,640,315	$ 3,828,083	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $22,223,762. Net unrealized appreciation aggregated $244,636, of which $2,023,715 related to appreciated investment securities and $1,779,079 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804851.106

OS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
Australia - 3.9%
AMP Ltd.	878,301	$ 4,212
Aristocrat Leisure Ltd.	1,701,876	5,220
Australia & New Zealand Banking Group Ltd.	138,019	2,879
BHP Billiton Ltd.	242,841	8,817
Commonwealth Bank of Australia	220,106	10,468
Navitas Ltd.	635,200	2,489
Newcrest Mining Ltd.	98,489	2,915
Westfield Group unit	658,686	7,277
TOTAL AUSTRALIA		44,277
Austria - 0.4%
Wienerberger AG (a)	352,040	4,882
Bailiwick of Jersey - 1.3%
Informa PLC	907,098	5,583
WPP PLC	836,306	8,889
TOTAL BAILIWICK OF JERSEY		14,472
Belgium - 2.1%
Ageas	517,300	1,425
Anheuser-Busch InBev SA NV	391,460	20,732
Hamon & Compagnie International SA	60,300	2,094
TOTAL BELGIUM		24,251
Bermuda - 0.2%
Huabao International Holdings Ltd.	1,892,000	2,441
Brazil - 0.0%
Drogasil SA	15,900	331
Canada - 0.9%
Barrick Gold Corp.	52,100	2,142
Suncor Energy, Inc.	179,100	5,905
Yamana Gold, Inc.	205,600	1,934
TOTAL CANADA		9,981
Cayman Islands - 3.6%
Ajisen (China) Holdings Ltd.	3,558,000	4,196
BaWang International (Group) Holding Ltd.	4,552,000	2,778
Bosideng International Holdings Ltd.	18,848,000	5,824
China Dongxiang Group Co. Ltd.	3,317,000	1,879
China High Speed Transmission Equipment Group Co. Ltd.	1,283,000	2,934
CNinsure, Inc. ADR (d)	106,000	2,499
Ctrip.com International Ltd. sponsored ADR (a)	71,500	2,879
Daphne International Holdings Ltd.	2,928,000	2,710
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Hengdeli Holdings Ltd.	19,234,000	$ 8,815
Little Sheep Group Ltd.	3,059,000	1,816
Natural Beauty Bio-Technology Ltd.	5,520,000	1,023
Peak Sport Products Co. Ltd. (d)	4,324,000	3,028
TOTAL CAYMAN ISLANDS		40,381
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	111,100	9,045
Denmark - 2.0%
Danske Bank AS (a)	61,600	1,451
Novo Nordisk AS:
Series B	19,863	1,700
Series B sponsored ADR	191,300	16,458
William Demant Holding AS (a)	44,800	3,283
TOTAL DENMARK		22,892
France - 10.8%
Atos Origin SA (a)	53,518	2,298
AXA SA	144,258	2,660
AXA SA sponsored ADR	101,800	1,878
BNP Paribas SA	156,322	10,739
Carrefour SA	93,777	4,318
Credit Agricole SA	216,900	2,971
Danone	184,422	10,345
Essilor International SA	45,400	2,840
Iliad Group SA	18,000	1,585
Ingenico SA	103,555	2,618
Ipsos SA	58,500	2,326
Laurent-Perrier Group	21,000	1,867
LVMH Moet Hennessy - Louis Vuitton	253,704	30,958
Sanofi-Aventis	32,879	1,912
Sanofi-Aventis sponsored ADR	368,500	10,738
Schneider Electric SA	73,062	8,427
Societe Generale Series A	127,924	7,375
Total SA	161,788	8,169
Total SA sponsored ADR	102,400	5,185
Vallourec SA (d)	37,930	3,693
TOTAL FRANCE		122,902
Germany - 7.3%
Allianz AG	43,050	4,999
BASF AG	75,600	4,415
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayerische Motoren Werke AG (BMW)	241,199	$ 12,986
Deutsche Bank AG	67,000	4,681
Deutsche Bank AG (NY Shares)	25,200	1,770
Deutsche Boerse AG	130,969	9,170
Deutsche Lufthansa AG (a)	173,000	2,813
Deutsche Post AG	183,500	3,187
Deutsche Postbank AG (a)	41,400	1,320
Hugo Boss AG	46,900	1,712
Kabel Deutschland Holding AG	71,700	2,261
Linde AG	51,641	6,054
MAN SE	46,471	4,314
Munich Re Group	16,468	2,282
Puma AG	17,123	5,005
SAP AG	103,500	4,727
SAP AG sponsored ADR (d)	133,800	6,137
Siemens AG	51,139	4,985
TOTAL GERMANY		82,818
Greece - 0.2%
Folli Follie SA	89,300	2,083
Hong Kong - 2.1%
Cathay Pacific Airways Ltd.	2,197,000	4,893
China Unicom (Hong Kong) Ltd. sponsored ADR	205,800	2,807
Hang Seng Bank Ltd.	77,200	1,069
Henderson Land Development Co. Ltd.	549,000	3,417
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	88,600	14
Hong Kong Exchanges and Clearing Ltd.	286,500	4,710
Television Broadcasts Ltd.	606,000	2,809
Wharf Holdings Ltd.	754,000	4,126
TOTAL HONG KONG		23,845
Ireland - 1.1%
CRH PLC	397,098	8,280
Kingspan Group PLC (United Kingdom) (a)	671,700	4,705
TOTAL IRELAND		12,985
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,800	2,042
Italy - 2.9%
Bulgari SpA	431,100	3,382
Intesa Sanpaolo SpA	2,192,336	7,258
Saipem SpA	371,984	13,381
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Tod's SpA	27,600	$ 2,103
UniCredit SpA	1,782,294	4,994
Unione di Banche Italiane SCpA	174,755	1,876
TOTAL ITALY		32,994
Japan - 18.0%
Aozora Bank Ltd.	1,265,000	1,683
Asahi Glass Co. Ltd.	311,000	3,167
Canon, Inc.	139,300	6,032
Canon, Inc. sponsored ADR	87,100	3,773
Denso Corp.	68,300	1,958
eAccess Ltd. (d)	2,580	1,672
Fanuc Ltd.	40,700	4,808
Fuji Media Holdings, Inc.	775	1,123
Hoya Corp.	80,100	1,906
Japan Retail Fund Investment Corp.	1,834	2,362
Japan Tobacco, Inc.	667	2,146
JFE Holdings, Inc.	72,700	2,250
JSR Corp.	81,000	1,419
Keyence Corp.	22,400	5,158
Konica Minolta Holdings, Inc.	76,000	800
Mazda Motor Corp.	3,446,000	8,333
Mitsubishi Corp.	145,600	3,149
Mitsubishi Electric Corp.	750,000	6,535
Mitsubishi Estate Co. Ltd.	245,000	3,453
Mitsubishi UFJ Financial Group, Inc.	2,172,800	10,760
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	610,700	3,041
Mitsui & Co. Ltd.	254,700	3,265
Mizuho Financial Group, Inc.	1,276,800	2,069
Mizuho Financial Group, Inc. ADR	353,200	1,141
MS&AD Insurance Group Holdings, Inc.	97,800	2,174
Murata Manufacturing Co. Ltd.	61,500	3,039
Nintendo Co. Ltd.	12,400	3,466
NKSJ Holdings, Inc. (a)	276,000	1,613
Nomura Holdings, Inc.	617,700	3,472
Nomura Holdings, Inc. sponsored ADR (d)	90,600	510
NSK Ltd.	426,000	3,031
Omron Corp.	291,900	7,039
ORIX Corp.	78,280	6,159
Rakuten, Inc.	7,966	6,102
Ricoh Co. Ltd.	604,000	8,365
Shin-Etsu Chemical Co., Ltd.	85,700	4,269
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Shiseido Co. Ltd.	92,900	$ 2,079
SMC Corp.	45,700	6,049
SOFTBANK CORP.	280,900	8,402
Sony Corp.	56,600	1,770
Sony Corp. sponsored ADR	45,100	1,408
Sumitomo Corp.	423,000	4,493
Sumitomo Metal Industries Ltd.	1,461,000	3,533
Sumitomo Mitsui Financial Group, Inc.	296,000	9,165
T&D Holdings, Inc.	119,900	2,626
Tokio Marine Holdings, Inc.	82,100	2,248
Tokyo Electron Ltd.	87,500	4,698
Toshiba Corp. (a)	967,000	5,057
Toyota Motor Corp.	259,400	9,103
Toyota Motor Corp. sponsored ADR (d)	128,500	9,025
Yahoo! Japan Corp.	7,527	2,896
TOTAL JAPAN		203,794
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	6,717	4,600
Luxembourg - 0.4%
ArcelorMittal SA Class A unit (d)	142,000	4,359
Netherlands - 2.3%
Aegon NV (a)	212,400	1,276
ASML Holding NV	98,000	3,155
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	398,910	3,826
sponsored ADR (a)	62,900	605
Koninklijke Philips Electronics NV	256,806	7,985
Koninklijke Philips Electronics NV unit	100,400	3,124
Randstad Holdings NV (a)	74,800	3,361
Royal DSM NV	50,354	2,390
TOTAL NETHERLANDS		25,722
Norway - 1.1%
Aker Solutions ASA	304,600	3,949
DnB NOR ASA	287,800	3,575
Sevan Marine ASA (a)	301,000	306
StatoilHydro ASA sponsored ADR (d)	228,500	4,645
TOTAL NORWAY		12,475
Papua New Guinea - 0.4%
Lihir Gold Ltd.	1,068,237	3,970
Common Stocks - continued
	Shares	Value (000s)
Singapore - 0.3%
United Overseas Bank Ltd.	256,864	$ 3,751
South Africa - 2.7%
Aspen Pharmacare Holdings Ltd. (a)	443,500	4,955
Clicks Group Ltd.	3,622,632	17,953
Mr. Price Group Ltd.	701,000	4,852
Nedbank Group Ltd.	125,000	2,317
TOTAL SOUTH AFRICA		30,077
Spain - 3.6%
Antena 3 Television SA (d)	374,000	2,725
Banco Bilbao Vizcaya Argentaria SA	468,629	6,285
Banco Santander SA (d)	974,660	12,664
Banco Santander SA sponsored ADR	89,800	1,147
EDP Renovaveis SA (a)	451,605	2,698
Inditex SA	27,687	1,831
NH Hoteles SA (a)(d)	657,500	2,665
Telefonica SA	382,115	8,654
Telefonica SA sponsored ADR	30,000	2,053
TOTAL SPAIN		40,722
Sweden - 1.6%
Elekta AB (B Shares)	385,300	11,173
H&M Hennes & Mauritz AB (B Shares)	128,480	4,048
Svenska Handelsbanken AB (A Shares)	63,500	1,823
Swedbank AB (A Shares) (a)	125,912	1,440
TOTAL SWEDEN		18,484
Switzerland - 6.0%
Adecco SA (Reg.)	73,803	3,763
Compagnie Financiere Richemont SA Series A	312,368	12,191
Credit Suisse Group sponsored ADR	92,500	4,197
Credit Suisse Group (Reg.)	50,181	2,275
Julius Baer Group Ltd.	101,340	3,546
Kuehne & Nagel International AG	24,000	2,574
Roche Holding AG (participation certificate)	33,949	4,417
Swiss Reinsurance Co.	28,450	1,311
The Swatch Group AG (Bearer)	75,120	23,267
UBS AG (a)(d)	206,228	3,501
UBS AG (NY Shares) (a)	313,277	5,316
Zurich Financial Services AG	9,723	2,270
TOTAL SWITZERLAND		68,628
Common Stocks - continued
	Shares	Value (000s)
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	710,200	$ 2,864
HTC Corp.	134,400	2,471
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	271,185	2,739
TOTAL TAIWAN		8,074
United Kingdom - 19.1%
Aberdeen Asset Management PLC	1,351,368	2,976
Anglo American PLC:
ADR (a)	195,246	3,866
(United Kingdom)	177,859	7,042
Aviva PLC	334,000	1,872
Barclays PLC	1,270,156	6,575
Barclays PLC Sponsored ADR	425,400	8,878
BG Group PLC	398,737	6,388
BHP Billiton PLC	495,034	15,158
BlueBay Asset Management	509,900	2,247
BP PLC sponsored ADR	222,000	8,540
Burberry Group PLC	241,300	3,185
Cairn Energy PLC (a)	481,175	3,523
Centrica PLC	1,691,150	8,061
GlaxoSmithKline PLC	246,400	4,300
GlaxoSmithKline PLC sponsored ADR	54,000	1,899
Great Portland Estates PLC	573,900	2,712
Hays PLC	1,126,800	1,596
Hikma Pharmaceuticals PLC	142,400	1,599
HSBC Holdings PLC:
(United Kingdom)	116,000	1,179
sponsored ADR (d)	601,033	30,701
Imperial Tobacco Group PLC	239,525	6,777
InterContinental Hotel Group PLC	325,695	5,642
Intertek Group PLC	116,200	2,874
ITV PLC (a)	4,242,800	3,440
Johnson Matthey PLC	176,954	4,693
Legal & General Group PLC	813,369	1,142
Lloyds TSB Group PLC (a)	3,032,699	3,272
M&C Saatchi	773,305	1,213
Man Group PLC	825,945	2,815
Prudential PLC	575,829	5,009
Rio Tinto PLC	141,832	7,337
Rio Tinto PLC sponsored ADR	127,200	6,604
Royal Bank of Scotland Group PLC (a)	1,162,200	909
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Dutch Shell PLC:
Class A (United Kingdom)	269,000	$ 7,402
Class B	154,200	4,072
Schroders PLC	212,800	4,299
Standard Chartered PLC (United Kingdom)	200,189	5,783
Sthree PLC	190,600	782
Vodafone Group PLC	2,846,069	6,633
Vodafone Group PLC sponsored ADR	303,600	7,129
William Hill PLC	1,268,200	3,320
Xstrata PLC	237,400	3,781
TOTAL UNITED KINGDOM		217,225
United States of America - 2.8%
Apple, Inc. (a)	12,300	3,164
Coach, Inc.	208,400	7,705
Deckers Outdoor Corp. (a)	168,800	8,590
Google, Inc. Class A (a)	10,200	4,945
Philip Morris International, Inc.	70,500	3,598
Scientific Games Corp. Class A (a)	334,900	3,547
TOTAL UNITED STATES OF AMERICA		31,549
TOTAL COMMON STOCKS (Cost $1,057,895)		1,126,052
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
ProSiebenSat.1 Media AG	210,600	3,689
Volkswagen AG	50,200	5,320
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,829)		9,009
Money Market Funds - 3.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	2,311,464	$ 2,311
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	38,776,623	38,777
TOTAL MONEY MARKET FUNDS (Cost $41,088)		41,088
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,105,812)		1,176,149
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(41,030)
NET ASSETS - 100%		$ 1,135,119
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	758
Total	$ 773
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 217,225	$ 157,139	$ 60,086	$ -
Japan	203,794	170,588	33,206	-
France	122,902	112,821	10,081	-
Germany	91,827	91,827	-	-
Switzerland	68,628	62,852	5,776	-
Australia	44,277	35,460	8,817	-
Spain	40,722	25,783	14,939	-
Cayman Islands	40,381	40,381	-	-
Italy	32,994	32,994	-	-
Other	272,311	236,385	35,926	-
Money Market Funds	41,088	41,088	-	-
Total Investments in Securities:	$ 1,176,149	$ 1,007,318	$ 168,831	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $1,121,185,000. Net unrealized appreciation aggregated $54,964,000, of which $173,985,000 related to appreciated investment securities and $119,021,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804860.106

AGLO-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 0.5%
Newcrest Mining Ltd.	6,309	$ 186,732
Brazil - 0.6%
Tegma Gestao Logistica	27,200	224,282
British Virgin Islands - 2.1%
HLS Systems International Ltd. (a)(d)	73,900	721,264
Kingtone Wirelessinfo Solution Holding Ltd. sponsored ADR (a)	4,100	9,922
TOTAL BRITISH VIRGIN ISLANDS		731,186
Canada - 3.7%
Computer Modelling Group Ltd.	48,200	843,072
IAMGOLD Corp.	5,100	80,423
Kinross Gold Corp.	15,900	260,940
Petrobank Energy & Resources Ltd. (a)	1,700	70,037
Yamana Gold, Inc.	3,500	32,925
TOTAL CANADA		1,287,397
Cayman Islands - 13.8%
China Real Estate Information Corp. ADR (d)	101,900	943,594
Daphne International Holdings Ltd.	1,390,000	1,286,656
Kingdee International Software Group Co. Ltd.	3,824,000	1,609,846
Longtop Financial Technologies Ltd. ADR (a)	18,300	609,939
Tianyi Fruit Holdings Ltd. (a)	884,000	307,280
TOTAL CAYMAN ISLANDS		4,757,315
Denmark - 2.2%
Vestas Wind Systems AS (a)	15,300	743,992
France - 3.1%
Ubisoft Entertainment SA (a)(d)	112,626	1,066,584
Germany - 0.9%
Kontron AG	40,000	314,368
Hong Kong - 0.7%
Wharf Holdings Ltd.	45,000	246,218
India - 10.4%
Cadila Healthcare Ltd.	10,818	148,131
ICRA Ltd.	55,449	1,431,023
INFO Edge India Ltd.	9,173	179,752
MIC Electronics Ltd.	854,035	704,254
NIIT Ltd.	109,800	158,125
NIIT Technologies Ltd.	240,921	935,429
REI Six Ten Retail Ltd.	36,343	48,107
TOTAL INDIA		3,604,821
Common Stocks - continued
	Shares	Value
Japan - 13.4%
Aozora Bank Ltd.	795,000	$ 1,057,854
Kakaku.com, Inc.	93	433,121
Kenedix, Inc. (a)(d)	1,905	319,172
Park24 Co. Ltd.	39,900	427,970
Proto Corp.	49,800	1,892,888
Tsutsumi Jewelry Co. Ltd.	22,000	511,658
TOTAL JAPAN		4,642,663
Netherlands - 1.8%
Gemalto NV	15,000	615,833
South Africa - 6.9%
Aspen Pharmacare Holdings Ltd. (a)	56,300	629,046
Blue Label Telecoms Ltd. (a)	2,272,700	1,398,958
Clicks Group Ltd.	72,842	360,999
TOTAL SOUTH AFRICA		2,389,003
Sweden - 0.4%
EnergyO Solutions AB (a)	23,797	141,767
Switzerland - 1.2%
Nobel Biocare Holding AG (Switzerland)	8,380	141,122
Weatherford International Ltd. (a)	16,100	260,820
TOTAL SWITZERLAND		401,942
Taiwan - 5.3%
HTC Corp.	91,350	1,679,212
Tong Yang Industry Co. Ltd.	94,000	143,994
TOTAL TAIWAN		1,823,206
United Kingdom - 2.0%
Barclays PLC Sponsored ADR	18,300	381,921
Ensco International Ltd. ADR	7,100	296,851
TOTAL UNITED KINGDOM		678,772
United States of America - 30.4%
Advance Auto Parts, Inc.	23,900	1,279,367
Altera Corp.	32,600	903,672
China Biologic Products, Inc. (a)	23,600	301,608
China Jo-Jo Drugstores, Inc. (a)	292,200	1,437,624
Computer Task Group, Inc. (a)	168,100	1,344,800
DG FastChannel, Inc. (a)	12,200	465,186
Drugstore.com, Inc. (a)	171,000	471,960
eBay, Inc. (a)	1,300	27,183
Common Stocks - continued
	Shares	Value
United States of America - continued
Market Leader, Inc. (a)	36,101	$ 71,480
MasTec, Inc. (a)	80,100	850,662
Nanosphere, Inc. (a)	991	4,559
Northern Trust Corp.	6,600	310,134
NVE Corp. (a)	11,421	490,760
PowerSecure International, Inc. (a)(d)	33,900	354,933
Support.com, Inc. (a)	57,400	237,062
Uranium Energy Corp. (a)	9,900	27,423
USANA Health Sciences, Inc. (a)(d)	42,995	1,801,491
Zoltek Companies, Inc. (a)(d)	10,948	114,407
TOTAL UNITED STATES OF AMERICA		10,494,311
TOTAL COMMON STOCKS (Cost $31,838,736)		34,350,392
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.24% (b)	79,608	79,608
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,574,409	1,574,409
TOTAL MONEY MARKET FUNDS (Cost $1,654,017)		1,654,017
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $33,492,753)		36,004,409
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(1,462,344)
NET ASSETS - 100%		$ 34,542,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 433
Fidelity Securities Lending Cash Central Fund	6,812
Total	$ 7,245
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $33,493,197. Net unrealized appreciation aggregated $2,511,212, of which $3,905,742 related to appreciated investment securities and $1,394,530 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804865.106

ALAF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Bahamas (Nassau) - 0.3%
Petrominerales Ltd. (d)	25,500	$ 722,370
Bermuda - 0.5%
Credicorp Ltd. (NY Shares)	11,300	1,104,236
Brazil - 61.3%
AES Tiete SA (PN) (non-vtg.)	313,845	3,926,409
Banco Bradesco SA:
(PN)	172,364	3,161,069
(PN) sponsored ADR (d)	302,261	5,631,122
BR Malls Participacoes SA	45,100	678,103
Bradespar SA (PN)	29,600	622,299
Brascan Residential Properties SA	257,100	1,337,768
Brasil Foods SA	85,000	1,190,048
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (d)	116,013	1,815,603
sponsored ADR	120,400	1,574,832
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (d)	64,300	7,022,846
sponsored ADR	3,260	303,050
Companhia de Concessoes Rodoviarias	84,800	1,945,312
Companhia de Saneamento de Minas Gerais	2,764	39,782
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	25,100	421,429
CPFL Energia SA sponsored ADR (d)	16,043	1,120,924
Drogasil SA	22,800	474,541
Eletropaulo Metropolitana SA (PN-B)	41,560	874,686
Equatorial Energia SA	93,477	885,068
Gerdau SA	19,900	210,826
Gerdau SA sponsored ADR	35,100	513,864
Itau Unibanco Banco Multiplo SA	188,394	4,217,840
Itau Unibanco Banco Multiplo SA:
ADR	632,141	14,153,637
ADR (e)	30,700	687,373
Itausa-Investimentos Itau SA (PN)	261,400	1,933,929
Light SA	21,700	272,962
Lojas Americanas SA (PN)	288,700	2,429,775
Lojas Renner SA	23,700	795,436
Multiplan Empreendimentos Imobiliarios SA	26,200	496,139
Multiplus SA	68,000	831,390
Net Servicos de Comunicacao SA:
sponsored ADR (a)(d)	17,200	186,276
(PN) (a)	406,300	4,352,967
Odontoprev SA	173,600	1,633,824
Common Stocks - continued
	Shares	Value
Brazil - continued
OGX Petroleo e Gas Participacoes SA (a)	210,100	$ 2,212,711
Petroleo Brasileiro SA - Petrobras:
(ON)	31,300	568,330
(ON) sponsored ADR	254,400	9,260,160
(PN) (non-vtg.)	387,800	6,148,345
(PN) sponsored ADR (non-vtg.)	195,389	6,223,140
Souza Cruz Industria Comerico	102,900	4,716,372
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	134,936	2,277,720
TIM Participacoes SA	359,100	1,025,125
TIM Participacoes SA sponsored ADR (non-vtg.)	85,041	2,426,220
Usinas Siderurgicas de Minas Gerais SA - Usiminas	29,550	858,857
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	96,200	2,705,198
Vale SA:
(PN-A)	95,000	2,306,255
(PN-A) sponsored ADR (a)	504,024	12,212,502
sponsored ADR (a)	257,400	7,155,720
Vivo Participacoes SA:
(PN)	42,252	1,132,887
sponsored ADR	59,826	1,599,747
TOTAL BRAZIL		128,570,418
Canada - 0.1%
Silver Standard Resources, Inc. (a)	14,700	240,492
Chile - 11.0%
Banco Santander Chile sponsored ADR	68,125	5,655,056
CAP SA	169,868	6,240,713
Cencosud SA	346,492	1,764,866
Compania Cervecerias Unidas SA	177,135	1,867,283
Compania Cervecerias Unidas SA sponsored ADR	12,043	637,316
Empresa Nacional de Electricidad SA	392,158	645,509
Empresas La Polar SA	91,251	554,946
Enersis SA	2,407,588	997,677
Enersis SA sponsored ADR	150,301	3,117,243
SACI Falabella	194,855	1,510,243
TOTAL CHILE		22,990,852
Colombia - 2.4%
BanColombia SA sponsored ADR	43,028	2,522,732
Ecopetrol SA	1,347,697	2,267,952
Ecopetrol SA ADR	6,000	204,720
TOTAL COLOMBIA		4,995,404
Common Stocks - continued
	Shares	Value
Luxembourg - 1.4%
Millicom International Cellular SA	14,646	$ 1,365,300
Ternium SA sponsored ADR	45,453	1,624,945
TOTAL LUXEMBOURG		2,990,245
Mexico - 18.1%
America Movil SAB de CV:
Series L	126,700	313,587
Series L sponsored ADR	326,749	16,210,015
Bolsa Mexicana de Valores SA de CV	587,100	1,004,597
Coca-Cola FEMSA SAB de CV sponsored ADR	23,785	1,629,273
Fomento Economico Mexicano SAB de CV sponsored ADR (a)	15,963	777,079
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	105,793	3,437,215
Grupo Bimbo Sab de CV Series A	184,300	1,388,394
Grupo Comercial Chedraui de CV (a)	300,700	831,899
Grupo Modelo SAB de CV Series C	404,900	2,197,804
Industrias Penoles SA de CV	52,275	1,092,380
Kimberly-Clark de Mexico SA de CV Series A	264,900	1,673,936
Wal-Mart de Mexico SA de CV Series V	3,200,138	7,432,539
TOTAL MEXICO		37,988,718
Panama - 0.4%
Copa Holdings SA Class A	14,300	738,595
Peru - 1.8%
Compania de Minas Buenaventura SA sponsored ADR	97,804	3,776,212
United States of America - 1.3%
First Cash Financial Services, Inc. (a)	20,068	481,231
Mercadolibre, Inc. (a)(d)	6,800	411,400
Southern Copper Corp.	60,400	1,897,164
TOTAL UNITED STATES OF AMERICA		2,789,795
TOTAL COMMON STOCKS (Cost $133,626,873)		206,907,337
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	2,809,481	$ 2,809,481
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	8,944,325	8,944,325
TOTAL MONEY MARKET FUNDS (Cost $11,753,806)		11,753,806
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $145,380,679)		218,661,143
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(8,744,135)
NET ASSETS - 100%		$ 209,917,008
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $687,373 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,734
Fidelity Securities Lending Cash Central Fund	24,778
Total	$ 29,512
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $146,631,639. Net unrealized appreciation aggregated $72,029,504, of which $75,089,953 related to appreciated investment securities and $3,060,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804862.106

AICAP-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 1.6%
Fortescue Metals Group Ltd. (a)	208,821	$ 810,603
JB Hi-Fi Ltd.	45,396	786,206
Macquarie Group Ltd.	24,774	833,903
TOTAL AUSTRALIA		2,430,712
Austria - 0.6%
Erste Bank AG	21,600	866,952
Bailiwick of Jersey - 1.1%
Heritage Oil PLC (a)	123,800	796,671
Randgold Resources Ltd. sponsored ADR	10,100	907,788
TOTAL BAILIWICK OF JERSEY		1,704,459
Belgium - 1.3%
Ageas	315,900	869,982
Anheuser-Busch InBev SA NV	20,797	1,101,443
TOTAL BELGIUM		1,971,425
Brazil - 5.0%
Banco Santander (Brasil) SA ADR (d)	69,200	921,744
BM&F BOVESPA SA	135,600	1,002,445
BR Malls Participacoes SA	56,500	849,508
Cia Hering SA	25,300	848,273
Hypermarcas SA (a)	60,900	793,761
Iguatemi Empresa de Shopping Centers SA	40,400	803,175
Itau Unibanco Banco Multiplo SA ADR (e)	64,900	1,453,111
TIM Participacoes SA sponsored ADR (non-vtg.)	29,000	827,370
TOTAL BRAZIL		7,499,387
Canada - 6.5%
Consolidated Thompson Iron Mines Ltd. (a)	103,600	830,453
First Quantum Minerals Ltd.	12,500	783,355
Niko Resources Ltd.	8,100	873,708
OPTI Canada, Inc. (a)	520,200	834,992
Petrobank Energy & Resources Ltd. (a)	21,000	865,169
Quadra FNX Mining Ltd. (a)	66,800	809,047
Suncor Energy, Inc.	42,400	1,397,866
Talisman Energy, Inc.	52,400	894,616
Teck Resources Ltd. Class B (sub. vtg.)	25,900	911,835
Uranium One, Inc. (a)	265,600	720,876
Western Coal Corp. (a)	204,300	834,729
TOTAL CANADA		9,756,646
Common Stocks - continued
	Shares	Value
Cayman Islands - 4.1%
Bosideng International Holdings Ltd.	2,616,000	$ 808,291
China High Speed Transmission Equipment Group Co. Ltd.	354,000	809,403
Hengdeli Holdings Ltd.	1,620,000	742,478
Hidili Industry International Development Ltd.	922,000	833,272
Kingdee International Software Group Co. Ltd.	1,714,000	721,568
Maoye International Holdings Ltd.	1,744,000	713,990
Peak Sport Products Co. Ltd.	1,123,000	786,498
Trina Solar Ltd. ADR (a)(d)	31,200	678,288
TOTAL CAYMAN ISLANDS		6,093,788
China - 4.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	1,226,000	741,835
Baidu.com, Inc. sponsored ADR (a)	10,500	854,805
BYD Co. Ltd. (H Shares)	112,000	770,698
China Construction Bank Corp. (H Shares)	1,360,000	1,153,833
China Life Insurance Co. Ltd. ADR (d)	15,700	1,054,569
China Mengniu Dairy Co. Ltd.	214,000	665,349
China Yurun Food Group Ltd.	237,000	778,050
Digital China Holdings Ltd. (H Shares)	444,000	720,232
TOTAL CHINA		6,739,371
Cyprus - 0.6%
AFI Development PLC:
(B Shares) (a)	575,500	476,226
GDR (Reg. S)	575,500	489,175
TOTAL CYPRUS		965,401
Denmark - 1.9%
Carlsberg AS Series B	9,000	798,146
Novo Nordisk AS Series B sponsored ADR	12,400	1,066,772
Novozymes AS Series B	7,200	919,993
TOTAL DENMARK		2,784,911
France - 7.1%
Atos Origin SA (a)	17,439	748,925
AXA SA sponsored ADR	57,000	1,051,650
BNP Paribas SA	23,004	1,580,365
Christian Dior SA	8,400	910,447
Credit Agricole SA	64,900	889,014
Edenred (a)	45,300	797,064
Iliad Group SA	8,271	728,190
PPR SA	6,400	856,249
Schneider Electric SA	8,622	994,517
Common Stocks - continued
	Shares	Value
France - continued
Societe Generale Series A	20,827	$ 1,200,753
Vallourec SA	8,300	808,198
TOTAL FRANCE		10,565,372
Germany - 3.6%
Bayerische Motoren Werke AG (BMW)	16,836	906,474
Daimler AG (Germany) (a)	22,576	1,217,436
Deutsche Boerse AG	12,700	889,203
HeidelbergCement AG	16,538	832,985
Siemens AG sponsored ADR	15,900	1,548,501
TOTAL GERMANY		5,394,599
Hong Kong - 0.6%
China Unicom (Hong Kong) Ltd. sponsored ADR	61,200	834,768
India - 4.9%
Adani Enterprises Ltd.	56,181	707,153
Adani Power Ltd.	266,221	730,623
Asian Paints India Ltd.	14,470	812,126
Bank of Baroda	44,973	758,747
Crompton Greaves Ltd.	132,781	791,648
Infrastructure Development Finance Co. Ltd.	186,921	749,336
Jain Irrigation Systems Ltd.	31,540	840,092
LIC Housing Finance Ltd.	34,569	846,916
Rural Electrification Corp. Ltd.	31,618	214,921
United Spirits Ltd.	27,263	814,040
TOTAL INDIA		7,265,602
Indonesia - 0.5%
PT Bank Tabungan Negara Tbk	3,506,000	764,733
Israel - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,665	1,204,885
Japan - 11.9%
eAccess Ltd. (d)	1,213	785,976
Fast Retailing Co. Ltd.	5,500	822,852
Itochu Corp.	121,200	945,199
Japan Tobacco, Inc.	280	900,665
Keyence Corp.	3,600	828,927
Mazda Motor Corp.	307,000	742,412
Mitsubishi Corp.	49,600	1,072,634
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	291,800	1,453,164
Mitsui & Co. Ltd.	81,100	1,039,732
Nintendo Co. Ltd.	3,700	1,034,330
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Electric Glass Co. Ltd.	60,000	$ 764,362
Nitori Co. Ltd.	8,850	762,887
Omron Corp.	31,300	754,749
ORIX Corp.	11,910	937,090
Rakuten, Inc.	1,051	805,047
SOFTBANK CORP.	34,400	1,028,915
Sony Corp. sponsored ADR	34,734	1,084,395
Sumitomo Mitsui Financial Group, Inc.	40,300	1,247,819
Uni-Charm Corp.	6,300	749,367
TOTAL JAPAN		17,760,522
Korea (South) - 1.3%
Hyundai Motor Co.	8,436	1,062,747
Lock & Lock Co. Ltd.	27,310	800,077
TOTAL KOREA (SOUTH)		1,862,824
Luxembourg - 0.6%
Tenaris SA sponsored ADR	22,600	905,130
Mexico - 1.1%
Grupo Mexico SA de CV Series B	323,300	859,433
Grupo Modelo SAB de CV Series C	154,200	837,000
TOTAL MEXICO		1,696,433
Netherlands - 4.4%
ASM International NV (Netherlands) (a)	29,600	752,101
European Aeronautic Defence and Space Co. EADS NV (a)	36,100	855,386
ING Groep NV sponsored ADR (a)	129,126	1,242,192
Koninklijke Ahold NV	70,963	911,023
Koninklijke Philips Electronics NV	33,859	1,052,735
Unilever NV unit	57,460	1,694,495
TOTAL NETHERLANDS		6,507,932
Papua New Guinea - 0.5%
Lihir Gold Ltd.	207,577	771,511
Russia - 2.9%
LSR Group OJSC GDR (Reg. S) (a)	89,600	815,360
Magnit OJSC GDR (Reg. S)	37,900	801,585
Mechel Steel Group OAO sponsored ADR (a)	111,000	826,950
OAO NOVATEK GDR	10,400	780,000
Sberbank (Savings Bank of the Russian Federation) GDR	3,700	1,089,861
TOTAL RUSSIA		4,313,756
Common Stocks - continued
	Shares	Value
South Africa - 1.6%
African Bank Investments Ltd.	166,200	$ 763,295
Clicks Group Ltd.	152,678	756,661
Mr. Price Group Ltd.	122,700	849,310
TOTAL SOUTH AFRICA		2,369,266
Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	93,400	1,256,230
Banco Santander SA sponsored ADR	152,062	1,941,832
Inditex SA	13,523	894,479
Telefonica SA sponsored ADR (d)	24,800	1,697,312
TOTAL SPAIN		5,789,853
Sweden - 1.4%
EnergyO Solutions AB (a)	208,167	1,240,119
Lundin Petroleum AB (a)	152,200	848,508
TOTAL SWEDEN		2,088,627
Switzerland - 2.6%
Compagnie Financiere Richemont SA Series A	24,004	936,837
Credit Suisse Group sponsored ADR	30,400	1,379,248
Lonza Group AG	10,700	831,098
The Swatch Group AG (Bearer)	2,600	805,300
TOTAL SWITZERLAND		3,952,483
Taiwan - 1.1%
HTC Corp.	49,350	907,161
Ruentex Development Co. Ltd.	470,000	805,190
TOTAL TAIWAN		1,712,351
Turkey - 0.6%
Turkiye Garanti Bankasi AS	170,000	879,719
United Kingdom - 10.8%
Anglo American PLC (United Kingdom)	32,400	1,282,854
Associated British Foods PLC	52,700	848,864
AstraZeneca PLC sponsored ADR (d)	28,400	1,432,496
Barclays PLC Sponsored ADR (d)	71,030	1,482,396
BG Group PLC	81,561	1,306,706
British American Tobacco PLC (United Kingdom)	42,800	1,471,825
Britvic PLC	97,500	734,011
Burberry Group PLC	65,400	863,155
HSBC Holdings PLC sponsored ADR	49,800	2,543,780
Imperial Tobacco Group PLC	37,059	1,048,545
Lloyds TSB Group PLC (a)	1,087,800	1,173,521
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vedanta Resources PLC	20,900	$ 800,149
Xstrata PLC	72,000	1,146,751
TOTAL UNITED KINGDOM		16,135,053
United States of America - 7.8%
Apple, Inc. (a)	2,800	720,300
AsiaInfo Holdings, Inc. (a)	36,000	734,400
Bank of America Corp.	59,883	840,757
Citigroup, Inc. (a)	212,250	870,225
Express Scripts, Inc. (a)	18,232	823,722
JPMorgan Chase & Co.	22,195	894,015
Las Vegas Sands Corp. (a)(d)	26,100	701,046
MasterCard, Inc. Class A	3,700	777,148
Morgan Stanley	30,500	823,195
NII Holdings, Inc. (a)	19,900	745,454
Rubicon Technology, Inc. (a)(d)	24,320	735,680
Sprint Nextel Corp. (a)	155,900	712,463
Universal Display Corp. (a)	26,800	552,348
Visa, Inc. Class A	10,240	751,104
Wells Fargo & Co.	32,440	899,561
TOTAL UNITED STATES OF AMERICA		11,581,418
TOTAL COMMON STOCKS (Cost $140,026,580)		145,169,889
Nonconvertible Preferred Stocks - 1.3%

Germany - 0.7%
Volkswagen AG	9,400	996,169
Italy - 0.6%
Fiat SpA (Risparmio Shares)	117,262	946,803
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,898,434)		1,942,972
Convertible Bonds - 0.4%
Principal Amount
Canada - 0.4%
First Uranium Corp. 7% 3/31/13 (Cost $841,424)	CAD	858,000	609,310
Money Market Funds - 5.0%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $7,440,898)	7,440,898	$ 7,440,898
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $150,207,336)		155,163,069
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(5,844,908)
NET ASSETS - 100%		$ 149,318,161
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to
$1,453,111 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 904
Fidelity Securities Lending Cash Central Fund	100,168
Total	$ 101,072
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 17,760,522	$ 17,760,522	$ -	$ -
United Kingdom	16,135,053	13,489,707	2,645,346	-
United States of America	11,581,418	11,581,418	-	-
France	10,565,372	10,565,372	-	-
Canada	9,756,646	9,756,646	-	-
Brazil	7,499,387	7,499,387	-	-
India	7,265,602	6,291,934	973,668	-
China	6,739,371	6,739,371	-	-
Netherlands	6,507,932	5,455,197	1,052,735	-
Other	53,301,558	52,530,047	771,511	-
Corporate Bonds	609,310	-	609,310	-
Money Market Funds	7,440,898	7,440,898	-	-
Total Investments in Securities:	$ 155,163,069	$ 149,110,499	$ 6,052,570	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $154,380,265. Net unrealized appreciation aggregated $782,804, of which $8,279,024 related to appreciated investment securities and $7,496,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804845.106

ADIF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
Australia - 2.7%
AMP Ltd.	1,700,000	$ 8,153
BHP Billiton Ltd. sponsored ADR (d)	825,000	59,590
Macquarie Group Ltd.	215,979	7,270
Newcrest Mining Ltd.	512,280	15,162
QBE Insurance Group Ltd.	460,000	6,951
Westfield Group unit	550,000	6,077
TOTAL AUSTRALIA		103,203
Bailiwick of Guernsey - 0.2%
Resolution Ltd. (d)	529,325	1,978
Resolution Ltd. rights 8/5/10 (a)	4,494,552	6,133
TOTAL BAILIWICK OF GUERNSEY		8,111
Bailiwick of Jersey - 1.7%
Experian PLC	2,021,600	19,896
Randgold Resources Ltd. sponsored ADR	150,000	13,482
Shire PLC	363,500	8,310
United Business Media Ltd.	800,000	6,907
WPP PLC	1,500,000	15,943
TOTAL BAILIWICK OF JERSEY		64,538
Belgium - 1.2%
Ageas	2,957,657	8,145
Anheuser-Busch InBev SA NV	700,000	37,073
TOTAL BELGIUM		45,218
Bermuda - 0.8%
Clear Media Ltd. (a)	16,000,000	9,784
Huabao International Holdings Ltd.	10,399,000	13,415
Li & Fung Ltd.	1,850,000	8,479
TOTAL BERMUDA		31,678
Brazil - 1.2%
Banco Do Brasil SA	400,000	6,915
Banco Santander (Brasil) SA ADR	590,000	7,859
BM&F BOVESPA SA	1,325,000	9,795
Drogasil SA	225,000	4,683
Itau Unibanco Banco Multiplo SA ADR	420,000	9,404
Vivo Participacoes SA sponsored ADR	289,500	7,741
TOTAL BRAZIL		46,397
Canada - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	150,000	8,380
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Barrick Gold Corp.	170,000	$ 6,989
Canadian Natural Resources Ltd.	289,700	9,977
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,400	4,143
Goldcorp, Inc.	165,000	6,469
InterOil Corp. (a)	18,000	1,080
Ivanhoe Mines Ltd. (a)	226,400	3,995
Loblaw Companies Ltd.	29,400	1,248
Niko Resources Ltd.	270,000	29,124
Open Text Corp. (a)	150,000	5,938
OZ Optics Ltd. unit (a)(f)	5,400	24
Painted Pony Petroleum Ltd. (a)(e)	90,400	580
Painted Pony Petroleum Ltd. Class A (a)	700,000	4,494
PetroBakken Energy Ltd. Class A (d)	293,800	6,445
Petrobank Energy & Resources Ltd. (a)	690,000	28,427
Silver Wheaton Corp. (a)	245,700	4,635
Suncor Energy, Inc.	1,110,000	36,595
Talisman Energy, Inc.	650,100	11,099
Trican Well Service Ltd.	426,600	6,474
Uranium One, Inc. (a)	2,355,000	6,392
TOTAL CANADA		182,508
Cayman Islands - 0.8%
Belle International Holdings Ltd.	3,600,000	5,552
Hengan International Group Co. Ltd.	1,220,000	10,508
Hengdeli Holdings Ltd.	29,400,000	13,475
TOTAL CAYMAN ISLANDS		29,535
China - 1.5%
Agricultural Bank of China (H Shares)	16,686,000	7,519
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	6,052,000	3,662
Baidu.com, Inc. sponsored ADR (a)	151,900	12,366
BYD Co. Ltd. (H Shares) (d)	553,500	3,809
China Merchants Bank Co. Ltd. (H Shares)	7,250,000	19,368
NetEase.com, Inc. sponsored ADR (a)	151,100	5,787
Tingyi (Cayman Islands) Holding Corp.	1,800,000	4,565
TOTAL CHINA		57,076
Denmark - 2.3%
Carlsberg AS Series B	240,000	21,284
Danske Bank AS (a)	53,828	1,268
Common Stocks - continued
	Shares	Value (000s)
Denmark - continued
Novo Nordisk AS Series B	545,755	$ 46,705
William Demant Holding AS (a)	241,951	17,733
TOTAL DENMARK		86,990
Finland - 0.1%
Fortum Corp.	194,200	4,518
France - 8.5%
Atos Origin SA (a)	225,000	9,663
AXA SA	1,125,000	20,740
BNP Paribas SA	450,000	30,915
Cap Gemini SA	570,000	27,131
Danone	300,000	16,829
Essilor International SA	225,000	14,076
Euler Hermes SA (a)	51,500	4,084
Iliad Group SA	90,000	7,924
LVMH Moet Hennessy - Louis Vuitton	183,468	22,387
Pernod-Ricard SA	136,900	10,716
PPR SA	195,000	26,089
Sanofi-Aventis sponsored ADR	1,350,000	39,339
Schneider Electric SA	255,164	29,432
Societe Generale Series A	500,000	28,827
Technip SA	200,000	13,320
Vallourec SA	212,676	20,709
TOTAL FRANCE		322,181
Germany - 6.0%
BASF AG	250,000	14,601
Bayerische Motoren Werke AG (BMW)	700,000	37,689
Daimler AG (United States) (a)	475,000	25,674
Deutsche Boerse AG	205,000	14,353
E.ON AG sponsored ADR	325,000	9,701
Fresenius Medical Care AG & Co. KGaA	320,000	17,561
Fresenius SE	270,100	18,834
HeidelbergCement AG	201,200	10,134
Linde AG	180,000	21,103
Metro AG	120,000	6,662
Munich Re Group	90,000	12,469
Rheinmetall AG	85,200	5,100
SAP AG sponsored ADR (d)	167,800	7,697
Siemens AG	268,917	26,213
TOTAL GERMANY		227,791
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 0.8%
Hang Lung Properties Ltd.	2,060,000	$ 8,593
Henderson Land Development Co. Ltd.	1,371,000	8,534
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	259,200	40
Swire Pacific Ltd. (A Shares)	537,000	6,526
Wharf Holdings Ltd.	1,204,000	6,588
TOTAL HONG KONG		30,281
India - 0.9%
HDFC Bank Ltd.	218,550	10,119
Infrastructure Development Finance Co. Ltd.	1,296,940	5,199
Larsen & Toubro Ltd.	97,989	3,790
Reliance Industries Ltd.	380,000	8,271
State Bank of India	118,494	6,394
TOTAL INDIA		33,773
Ireland - 0.7%
Covidien PLC	220,000	8,210
CRH PLC	570,000	11,885
Ingersoll-Rand Co. Ltd.	197,700	7,406
TOTAL IRELAND		27,501
Israel - 0.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	510,000	24,914
Italy - 2.0%
Fiat SpA	1,275,000	16,335
Intesa Sanpaolo SpA	4,800,000	15,890
Mediaset SpA	2,225,000	14,304
Saipem SpA	660,000	23,742
Unione di Banche Italiane SCpA	591,399	6,348
TOTAL ITALY		76,619
Japan - 14.2%
Canon, Inc.	436,300	18,892
Denso Corp.	665,200	19,065
East Japan Railway Co.	226,400	14,591
Fanuc Ltd.	105,000	12,404
Fast Retailing Co. Ltd.	75,000	11,221
Honda Motor Co. Ltd. sponsored ADR	575,000	18,268
Itochu Corp.	994,700	7,757
Japan Tobacco, Inc.	5,270	16,952
JSR Corp.	510,000	8,934
Keyence Corp.	60,100	13,838
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mazda Motor Corp.	3,743,000	$ 9,052
Miraca Holdings, Inc.	315,000	9,374
Mitsubishi Corp.	679,900	14,703
Mitsubishi UFJ Financial Group, Inc.	9,501,400	47,053
Mitsui & Co. Ltd.	1,550,000	19,872
Mizuho Financial Group, Inc.	6,500,000	10,533
Nintendo Co. Ltd.	68,200	19,065
Nippon Electric Glass Co. Ltd.	1,417,000	18,052
NSK Ltd.	2,180,000	15,513
ORIX Corp.	460,000	36,193
Rakuten, Inc.	23,000	17,618
Ricoh Co. Ltd.	885,000	12,257
ROHM Co. Ltd.	143,000	9,018
SOFTBANK CORP.	942,000	28,176
Sony Financial Holdings, Inc.	2,300	8,343
Sumitomo Corp.	335,100	3,559
Sumitomo Electric Industries Ltd.	633,800	7,407
Sumitomo Mitsui Financial Group, Inc.	1,213,500	37,574
THK Co. Ltd.	672,700	13,287
Tokai Carbon Co. Ltd.	1,911,000	10,083
Tokyo Electron Ltd.	318,300	17,089
Toyota Motor Corp.	532,760	18,695
Yahoo! Japan Corp.	40,454	15,564
TOTAL JAPAN		540,002
Korea (South) - 1.6%
Amorepacific Corp.	13,772	11,248
NCsoft Corp.	47,096	7,486
Samsung Electronics Co. Ltd.	43,926	30,082
Shinhan Financial Group Co. Ltd.	255,670	10,498
TOTAL KOREA (SOUTH)		59,314
Luxembourg - 0.4%
SES SA FDR (France) unit	600,000	14,823
Netherlands - 3.5%
Aegon NV (a)	2,301,200	13,824
AerCap Holdings NV (a)	325,000	4,232
Gemalto NV	280,100	11,500
ING Groep NV sponsored ADR (a)(d)	2,302,500	22,150
Koninklijke Ahold NV	738,147	9,476
Koninklijke KPN NV	1,170,000	16,286
Koninklijke Philips Electronics NV unit	832,000	25,892
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
QIAGEN NV (a)	89,700	$ 1,679
Randstad Holdings NV (a)	335,926	15,092
Wolters Kluwer NV (Certificaten Van Aandelen)	600,000	12,106
TOTAL NETHERLANDS		132,237
Netherlands Antilles - 0.5%
Schlumberger Ltd.	310,000	18,495
Norway - 1.3%
DnB NOR ASA	1,450,000	18,013
Pronova BioPharma ASA (a)	1,740,800	4,271
Storebrand ASA (A Shares) (a)	600,000	3,559
Telenor ASA	1,400,000	21,610
TOTAL NORWAY		47,453
Papua New Guinea - 0.3%
Lihir Gold Ltd.	2,800,000	10,407
South Africa - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	235,000	9,522
Aspen Pharmacare Holdings Ltd. (a)	750,000	8,380
Clicks Group Ltd.	1,742,156	8,634
Impala Platinum Holdings Ltd.	420,000	11,371
Shoprite Holdings Ltd.	400,000	5,012
TOTAL SOUTH AFRICA		42,919
Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA	741,130	9,940
Banco Santander SA sponsored ADR (d)	4,800,000	61,296
Enagas SA	340,000	6,275
Gestevision Telecinco SA	246,700	2,828
Iberdrola SA	623,076	4,397
Inditex SA	240,000	15,875
Prosegur Compania de Seguridad SA (Reg.)	165,000	8,114
Red Electrica Corporacion SA	145,000	6,350
Telefonica SA sponsored ADR (d)	460,000	31,482
TOTAL SPAIN		146,557
Sweden - 1.1%
Elekta AB (B Shares)	354,200	10,271
H&M Hennes & Mauritz AB (B Shares)	680,000	21,423
Skandinaviska Enskilda Banken AB (A Shares)	327,700	2,256
Swedbank AB (A Shares) (a)	650,400	7,438
TOTAL SWEDEN		41,388
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 7.7%
Actelion Ltd. (a)	265,000	$ 10,719
Clariant AG (Reg.) (a)	540,000	7,155
Kuehne & Nagel International AG	171,000	18,339
Nestle SA	1,720,000	85,046
Noble Corp.	175,800	5,714
Novartis AG sponsored ADR (d)	280,000	13,647
Petroplus Holdings AG	172,690	2,676
Roche Holding AG (participation certificate)	293,000	38,118
Sonova Holding AG Class B	177,866	21,585
Syngenta AG (Switzerland)	59,940	13,240
Transocean Ltd. (a)	20,800	961
UBS AG (a)	2,250,000	38,200
Zurich Financial Services AG	151,500	35,375
TOTAL SWITZERLAND		290,775
Taiwan - 0.7%
HTC Corp.	1,365,000	25,092
United Kingdom - 19.0%
Anglo American PLC (United Kingdom)	800,000	31,675
Associated British Foods PLC	280,000	4,510
Barclays PLC	6,175,000	31,967
BG Group PLC	2,025,000	32,443
BHP Billiton PLC	550,000	16,841
BP PLC sponsored ADR (d)	1,167,100	44,898
British Land Co. PLC	1,573,680	11,398
Britvic PLC	155,000	1,167
Burberry Group PLC	1,050,000	13,858
Carphone Warehouse Group PLC (a)	1,401,600	5,056
Centrica PLC	1,450,000	6,911
Ensco International Ltd. ADR	400,300	16,737
GlaxoSmithKline PLC	649,600	11,336
HSBC Holdings PLC sponsored ADR (d)	1,814,590	92,688
Imperial Tobacco Group PLC	740,000	20,938
Inchcape PLC (a)	2,155,000	10,096
InterContinental Hotel Group PLC	670,000	11,607
Intertek Group PLC	690,800	17,086
ITV PLC (a)	6,725,000	5,453
Johnson Matthey PLC	175,000	4,641
Lloyds TSB Group PLC (a)	19,010,000	20,508
Misys PLC (a)	3,984,300	15,754
Ocado Group PLC (a)	631,600	1,654
Pearson PLC	1,140,000	17,715
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Prudential PLC	90,162	$ 784
QinetiQ Group PLC	3,300,000	6,392
Reckitt Benckiser Group PLC	650,000	31,858
Rio Tinto PLC	379,900	19,653
Royal Dutch Shell PLC Class B	3,010,000	79,484
Schroders PLC	251,800	5,087
Serco Group PLC	3,199,258	27,773
Standard Chartered PLC (United Kingdom)	450,000	13,000
TalkTalk Telecom Group PLC (a)	2,100,000	4,035
Tesco PLC	3,406,966	20,874
Vodafone Group PLC sponsored ADR	2,850,000	66,918
TOTAL UNITED KINGDOM		722,795
United States of America - 6.8%
Allergan, Inc.	124,900	7,626
Anadarko Petroleum Corp.	225,000	11,061
Apple, Inc. (a)	39,200	10,084
Burger King Holdings, Inc.	425,000	7,344
C. R. Bard, Inc.	120,000	9,424
Citigroup, Inc. (a)	1,950,000	7,995
eBay, Inc. (a)	335,000	7,005
Express Scripts, Inc. (a)	250,000	11,295
Google, Inc. Class A (a)	23,000	11,152
Hewlett-Packard Co.	205,000	9,438
Illumina, Inc. (a)	129,800	5,819
Jacobs Engineering Group, Inc. (a)	104,200	3,811
JPMorgan Chase & Co.	187,600	7,557
Lear Corp. (a)	15,200	1,188
Massey Energy Co.	60,400	1,847
Medco Health Solutions, Inc. (a)	270,000	12,960
Morgan Stanley	293,000	7,908
Newmont Mining Corp.	125,000	6,988
Occidental Petroleum Corp.	100,000	7,793
Pactiv Corp. (a)	325,500	9,902
Philip Morris International, Inc.	265,000	13,526
PNC Financial Services Group, Inc.	302,000	17,936
Pride International, Inc. (a)	350,000	8,327
Regions Financial Corp.	925,900	6,787
Schweitzer-Mauduit International, Inc.	143,900	7,617
Southwestern Energy Co. (a)	101,300	3,692
The Walt Disney Co.	164,500	5,542
Virgin Media, Inc.	500,000	10,765
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Visa, Inc. Class A	100,000	$ 7,335
Wells Fargo & Co.	720,600	19,982
TOTAL UNITED STATES OF AMERICA		259,706
TOTAL COMMON STOCKS (Cost $3,437,784)		3,754,795
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
ProSiebenSat.1 Media AG	600,000	10,510
Volkswagen AG	150,000	15,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,002)		26,406
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.24% (b)	23,581,706	23,582
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	110,159,519	110,160
TOTAL MONEY MARKET FUNDS (Cost $133,742)		133,742
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $3,593,528)		3,914,943
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(120,177)
NET ASSETS - 100%		$ 3,794,766
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $580,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
OZ Optics Ltd. unit	8/18/00	$ 80
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 88
Fidelity Securities Lending Cash Central Fund	2,348
Total	$ 2,436
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 722,795	$ 512,900	$ 209,895	$ -
Japan	540,002	444,829	95,173	-
France	322,181	322,181	-	-
Switzerland	290,775	239,335	51,440	-
United States of America	259,706	259,706	-	-
Germany	254,197	254,197	-	-
Canada	182,508	182,484	-	24
Spain	146,557	136,617	9,940	-
Netherlands	132,237	118,413	13,824	-
Other	930,243	816,376	113,867	-
Money Market Funds	133,742	133,742	-	-
Total Investments in Securities:	$ 3,914,943	$ 3,420,780	$ 494,139	$ 24
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 25
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 24
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $3,618,969,000. Net unrealized appreciation aggregated $295,974,000, of which $580,202,000 related to appreciated investment securities and $284,228,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804858.106

FAEM-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	73,676	$ 2,797,478
Austria - 0.3%
Erste Bank AG	51,000	2,046,970
Bailiwick of Jersey - 0.7%
Heritage Oil PLC (a)	239,841	1,543,412
Randgold Resources Ltd. sponsored ADR	28,000	2,516,640
TOTAL BAILIWICK OF JERSEY		4,060,052
Bermuda - 2.0%
Aquarius Platinum Ltd.:
(Australia)	454,459	1,949,170
(United Kingdom)	225,111	961,747
CNPC (Hong Kong) Ltd.	2,501,000	3,258,464
Orient Overseas International Ltd. (a)	360,000	2,813,260
VimpelCom Ltd. ADR (a)	213,900	3,488,709
TOTAL BERMUDA		12,471,350
Brazil - 13.8%
Banco Bradesco SA (PN) sponsored ADR (d)	564,690	10,520,175
Banco Do Brasil SA	290,600	5,023,736
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (d)	142,500	2,230,125
sponsored ADR	127,900	1,672,932
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	1,347	20,474
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	354,000	5,943,660
Fleury SA (a)	57,000	658,976
Gafisa SA sponsored ADR	185,700	2,811,498
Gerdau SA sponsored ADR	293,800	4,301,232
Localiza Rent A Car SA	111,500	1,537,603
Lojas Renner SA	72,800	2,443,364
Natura Cosmeticos SA	44,500	1,164,060
Odontoprev SA	128,300	1,207,487
OGX Petroleo e Gas Participacoes SA (a)	479,200	5,046,792
PDG Realty SA Empreendimentos e Participacoes	242,800	2,569,524
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	61,200	2,227,680
(PN) (non-vtg.)	328,000	5,200,250
(PN) sponsored ADR (non-vtg.) (d)	262,510	8,360,944
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	252,607	3,695,640
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR (non-vtg.)	75,100	$ 2,142,603
Vale SA (PN-A) sponsored ADR (a)	686,100	16,624,203
TOTAL BRAZIL		85,402,958
Canada - 1.8%
Eldorado Gold Corp.	161,785	2,628,347
First Quantum Minerals Ltd.	35,900	2,249,796
Niko Resources Ltd.	15,800	1,704,270
Pacific Rubiales Energy Corp. (a)	25,600	614,131
Sherritt International Corp.	111,000	735,357
Sino-Forest Corp. (a)	92,700	1,427,541
Uranium One, Inc. (a)	656,900	1,782,918
TOTAL CANADA		11,142,360
Cayman Islands - 1.8%
3SBio, Inc. sponsored ADR (a)	38,567	580,433
China Shanshui Cement Group Ltd.	2,673,000	1,438,447
Daphne International Holdings Ltd.	1,860,000	1,721,712
Eurasia Drilling Co. Ltd.:
GDR (e)	16,500	338,250
GDR (Reg. S)	122,502	2,511,291
Hidili Industry International Development Ltd.	2,044,000	1,847,297
Kingboard Chemical Holdings Ltd.	517,000	2,392,810
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	39,750	15,813
Shenguan Holdings Group Ltd.	640,000	583,354
TOTAL CAYMAN ISLANDS		11,429,407
Chile - 0.4%
Enersis SA sponsored ADR	107,400	2,227,476
China - 7.3%
Agricultural Bank of China (H Shares)	1,254,000	565,047
Baidu.com, Inc. sponsored ADR (a)	34,000	2,767,940
China Merchants Bank Co. Ltd. (H Shares)	2,381,342	6,361,487
China Shenhua Energy Co. Ltd. (H Shares)	1,294,500	4,983,013
China Yurun Food Group Ltd.	716,000	2,350,563
Digital China Holdings Ltd. (H Shares)	573,000	929,488
Golden Eagle Retail Group Ltd. (H Shares)	1,032,000	2,452,619
Harbin Power Equipment Co. Ltd. (H Shares)	1,200,000	1,050,531
Industrial & Commercial Bank of China Ltd. (H Shares)	15,093,000	11,522,561
Minth Group Ltd.	1,031,000	1,547,661
Ping An Insurance Group Co. China Ltd. (H Shares)	667,500	5,529,916
Common Stocks - continued
	Shares	Value
China - continued
Tencent Holdings Ltd.	135,900	$ 2,619,148
Yantai Changyu Pioneer Wine Co. (B Shares)	232,390	2,443,124
TOTAL CHINA		45,123,098
Colombia - 0.2%
Ecopetrol SA ADR (d)	28,100	958,772
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	77,400	3,539,855
Komercni Banka AS	18,693	3,630,520
TOTAL CZECH REPUBLIC		7,170,375
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	702,808	4,919,656
Georgia - 0.1%
Bank of Georgia unit (a)	52,500	624,750
Hong Kong - 5.0%
China Agri-Industries Holding Ltd.	1,823,000	2,062,977
China Mobile (Hong Kong) Ltd.	1,377,200	13,995,209
CNOOC Ltd.	4,498,000	7,580,845
CNOOC Ltd. sponsored ADR (d)	15,200	2,559,984
Shanghai Industrial Holdings Ltd.	791,000	3,604,944
Texwinca Holdings Ltd.	1,012,000	1,035,777
TOTAL HONG KONG		30,839,736
Hungary - 0.7%
OTP Bank Ltd. (a)	172,900	4,153,504
India - 7.0%
Bank of Baroda	188,912	3,187,167
Bharat Heavy Electricals Ltd.	71,922	3,780,072
Housing Development Finance Corp. Ltd.	90,974	5,859,922
Idea Cellular Ltd. (a)	1,064,053	1,619,535
Infosys Technologies Ltd. sponsored ADR	121,800	7,366,464
Infrastructure Development Finance Co. Ltd.	447,375	1,793,454
Jain Irrigation Systems Ltd.	112,703	3,001,931
JSW Steel Ltd.	143,166	3,448,515
Reliance Industries Ltd.	130,411	2,838,622
Rural Electrification Corp. Ltd.	416,544	2,831,432
Tata Consultancy Services Ltd.	282,302	5,111,075
Tata Power Co. Ltd.	54,549	1,553,444
Ultratech Cement Ltd.	51,063	951,026
TOTAL INDIA		43,342,659
Common Stocks - continued
	Shares	Value
Indonesia - 5.4%
PT Astra International Tbk	986,000	$ 5,591,754
PT Bank Negara Indonesia (Persero) Tbk	7,624,000	2,579,713
PT Bank Rakyat Indonesia Tbk	3,709,000	4,107,288
PT Delta Dunia Petroindo Tbk (a)	6,279,000	702,350
PT Gudang Garam Tbk	664,500	2,601,514
PT Indo Tambangraya Megah Tbk	389,500	1,633,811
PT Indocement Tunggal Prakarsa Tbk	1,981,500	3,745,795
PT Indofood Sukses Makmur Tbk	6,788,500	3,511,953
PT Indosat Tbk	2,050,000	1,112,138
PT Indosat Tbk sponsored ADR	38,403	1,036,113
PT Kalbe Farma Tbk	4,199,500	1,150,872
PT Perusahaan Gas Negara Tbk Series B	6,569,200	2,975,985
PT Tambang Batubbara Bukit Asam Tbk	402,500	751,875
PT XL Axiata Tbk (a)	4,006,500	2,128,737
TOTAL INDONESIA		33,629,898
Israel - 0.4%
Partner Communications Co. Ltd. ADR	138,462	2,291,546
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit (a)	85,130	693,810
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	80,577	1,576,086
TOTAL KAZAKHSTAN		2,269,896
Korea (South) - 12.7%
Amorepacific Corp.	3,205	2,617,653
Busan Bank	90,620	976,880
CJ CheilJedang Corp.	14,543	2,907,984
CJ Corp.	43,800	2,740,392
Daegu Bank Co. Ltd.	30,740	396,352
Daelim Industrial Co.	35,275	1,998,245
Hanjin Heavy Industries & Consolidated Co. Ltd.	32,955	788,524
Honam Petrochemical Corp.	13,120	1,913,506
Hynix Semiconductor, Inc. (a)	156,140	2,970,323
Hyundai Mobis	25,781	4,457,589
Hyundai Motor Co.	65,057	8,195,722
Industrial Bank of Korea	302,420	4,001,583
Kia Motors Corp.	140,610	3,673,513
Korea Exchange Bank	209,760	2,154,795
KT Corp.	67,330	2,429,445
LG Display Co. Ltd.	82,210	2,513,677
LG Display Co. Ltd. sponsored ADR (d)	83,789	1,287,837
LG Innotek Co. Ltd.	21,328	2,885,207
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Lumens Co. Ltd. (a)	161,432	$ 1,583,268
NCsoft Corp.	14,333	2,278,253
Samsung Electronics Co. Ltd.	25,470	17,442,990
Shinhan Financial Group Co. Ltd.	173,010	7,103,589
Tong Yang Securities, Inc.	140,980	1,287,325
TOTAL KOREA (SOUTH)		78,604,652
Lebanon - 0.0%
BLOM Bank SAL GDR	3,380	314,002
Luxembourg - 1.4%
Evraz Group SA GDR (a)	109,693	2,923,318
Millicom International Cellular SA	28,200	2,628,804
Ternium SA sponsored ADR (d)	80,945	2,893,784
TOTAL LUXEMBOURG		8,445,906
Malaysia - 0.6%
Axiata Group Bhd (a)	1,412,700	1,890,256
RHB Capital BHD	324,200	660,874
Top Glove Corp. Bhd	606,800	1,265,537
TOTAL MALAYSIA		3,816,667
Mexico - 2.8%
America Movil SAB de CV Series L sponsored ADR	219,991	10,913,754
Banco Compartamos SA de CV	318,900	1,922,459
Genomma Lab Internacional SA de CV (a)	236,100	804,072
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	19,600	636,804
Grupo Financiero Banorte SAB de CV Series O	739,800	2,895,871
TOTAL MEXICO		17,172,960
Nigeria - 0.3%
Guaranty Trust Bank PLC GDR (Reg. S)	322,072	2,112,792
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	594,000	816,646
Panama - 0.4%
Copa Holdings SA Class A	50,601	2,613,542
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	77,089	2,976,406
Poland - 0.6%
Bank Polska Kasa Opieki SA	70,625	3,766,575
Russia - 9.1%
Cherkizovo Group OJSC GDR (a)	68,074	1,050,539
Common Stocks - continued
	Shares	Value
Russia - continued
Gazprom Neft (a)	149,569	$ 606,576
LSR Group OJSC GDR (Reg. S) (a)	73,600	669,760
Magnit OJSC GDR (Reg. S)	187,561	3,966,915
Mechel Steel Group OAO sponsored:
ADR	150,000	3,267,000
ADR (a)	41,400	308,430
Novorossiysk Commercial Sea Port JSC	1,890,700	295,080
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	11,500	136,275
OAO Gazprom sponsored ADR	225,854	4,878,446
OAO NOVATEK GDR	73,298	5,497,350
OAO Tatneft sponsored ADR	134,400	4,154,304
OJSC MMC Norilsk Nickel sponsored ADR (a)	362,117	5,895,265
OJSC Oil Company Rosneft GDR (Reg. S)	955,000	6,379,400
Polymetal JSC GDR (Reg. S) (a)	225,006	2,949,829
Protek (a)	191,300	750,035
RusHydro JSC:
rights 6/30/10 (a)	429,046	22,361
sponsored ADR (a)	591,729	3,088,825
Sberbank (Savings Bank of the Russian Federation)	1,883,200	5,253,055
Sberbank (Savings Bank of the Russian Federation) GDR	11,407	3,360,013
Sistema JSFC sponsored GDR (a)	126,821	3,107,115
TGK-1 OAO (a)	592,437,400	385,499
TOTAL RUSSIA		56,022,072
Singapore - 0.3%
Straits Asia Resources Ltd.	1,264,000	1,924,024
South Africa - 7.7%
African Bank Investments Ltd.	708,447	3,253,633
African Rainbow Minerals Ltd.	123,068	2,885,922
AngloGold Ashanti Ltd.	81,600	3,310,384
AngloGold Ashanti Ltd. sponsored ADR	16,000	648,320
Aspen Pharmacare Holdings Ltd. (a)	265,726	2,968,985
Clicks Group Ltd.	563,087	2,790,617
FirstRand Ltd.	1,558,900	4,327,725
Foschini Ltd.	273,866	2,665,710
Illovo Sugar Ltd.	450,177	1,727,438
Imperial Holdings Ltd.	203,179	2,686,565
Mr. Price Group Ltd.	419,577	2,904,246
MTN Group Ltd.	134,180	2,151,317
Mvelaphanda Resources Ltd. (a)	439,259	2,632,796
Shoprite Holdings Ltd.	253,400	3,175,186
Common Stocks - continued
	Shares	Value
South Africa - continued
Standard Bank Group Ltd.	418,533	$ 6,512,413
Woolworths Holdings Ltd.	856,316	3,051,102
TOTAL SOUTH AFRICA		47,692,359
Taiwan - 5.9%
Advanced Semiconductor Engineering, Inc.	775,432	600,239
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	630,575	2,389,879
Alpha Networks, Inc.	676,000	515,651
Asia Cement Corp.	2,223,870	2,203,882
Chroma ATE, Inc.	322,393	648,062
Formosa Plastics Corp.	1,809,000	3,783,419
Fubon Financial Holding Co. Ltd.	3,238,000	3,978,223
HTC Corp.	379,050	6,967,766
Macronix International Co. Ltd.	5,226,061	3,488,125
Taishin Financial Holdings Co. Ltd. (a)	7,883,000	3,524,092
Taiwan Semiconductor Manufacturing Co. Ltd.	1,936,534	3,744,982
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	156,122	1,576,832
Wistron Corp.	1,971,499	3,186,448
TOTAL TAIWAN		36,607,600
Thailand - 1.1%
Advanced Info Service PCL (For. Reg.)	840,400	2,429,728
Banpu PCL unit	71,400	1,377,662
Siam Commercial Bank PCL (For. Reg.)	1,170,800	3,222,053
Total Access Communication PCL (For. Reg.)	14,600	21,331
TOTAL THAILAND		7,050,774
Turkey - 2.8%
Albaraka Turk Katilim Bankasi AS	598,000	1,031,513
Enka Insaat ve Sanayi AS	232,222	855,060
Tofas Turk Otomobil Fabrikasi AS	655,949	2,502,293
Turk Hava Yollari AO	1,061,142	3,069,448
Turkiye Garanti Bankasi AS	1,306,375	6,760,250
Turkiye Halk Bankasi AS	360,000	2,913,819
TOTAL TURKEY		17,132,383
United Arab Emirates - 0.3%
DP World Ltd.	3,301,483	1,601,219
United Kingdom - 0.8%
Hikma Pharmaceuticals PLC	251,615	2,825,572
Xstrata PLC	124,525	1,983,322
TOTAL UNITED KINGDOM		4,808,894
Common Stocks - continued
	Shares	Value
United States of America - 0.6%
CTC Media, Inc. (d)	70,300	$ 1,267,509
Freeport-McMoRan Copper & Gold, Inc.	33,752	2,414,618
TOTAL UNITED STATES OF AMERICA		3,682,127
TOTAL COMMON STOCKS (Cost $514,777,307)		604,063,541
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.24% (b)	10,252,499	10,252,499
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	32,272,850	32,272,850
TOTAL MONEY MARKET FUNDS (Cost $42,525,349)		42,525,349
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $557,302,656)		646,588,890
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(28,988,885)
NET ASSETS - 100%		$ 617,600,005
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $338,250 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,693
Fidelity Securities Lending Cash Central Fund	93,701
Total	$ 115,394
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 85,402,958	$ 85,402,958	$ -	$ -
Korea (South)	78,604,652	66,557,941	12,046,711	-
Russia	56,022,072	55,999,711	22,361	-
South Africa	47,692,359	44,381,975	3,310,384	-
China	45,123,098	39,593,182	-	5,529,916
India	43,342,659	31,464,138	11,878,521	-
Taiwan	36,607,600	32,262,379	4,345,221	-
Indonesia	33,629,898	33,629,898	-	-
Hong Kong	30,839,736	9,263,682	21,576,054	-
Other	146,798,509	146,798,509	-	-
Money Market Funds	42,525,349	42,525,349	-	-
Total Investments in Securities:	$ 646,588,890	$ 587,879,722	$ 53,179,252	$ 5,529,916
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,214
Total Realized Gain (Loss)	(212,450)
Total Unrealized Gain (Loss)	(70,352)
Cost of Purchases	2,285,399
Proceeds of Sales	(1,279,243)
Amortization/Accretion	-
Transfers in to Level 3	4,798,348
Transfers out of Level 3	-
Ending Balance	$ 5,529,916
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (656,904)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $564,872,891. Net unrealized appreciation aggregated $81,715,999, of which $109,708,558 related to appreciated investment securities and $27,992,559 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804852.106

AVLF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.4%
Johnson Controls, Inc.	7,100	$ 204,551
Household Durables - 2.0%
KB Home (d)	46,300	526,894
Pulte Group, Inc. (a)	30,030	263,663
Stanley Black & Decker, Inc.	4,872	282,673
		1,073,230
Media - 1.8%
Time Warner Cable, Inc.	9,567	546,945
Time Warner, Inc.	12,500	393,250
		940,195
Specialty Retail - 1.1%
Best Buy Co., Inc.	3,600	124,776
Lowe's Companies, Inc.	14,200	294,508
Staples, Inc.	8,100	164,673
		583,957
TOTAL CONSUMER DISCRETIONARY		2,801,933
CONSUMER STAPLES - 7.8%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	3,495	185,101
Grupo Modelo SAB de CV Series C	25,600	138,957
The Coca-Cola Co.	12,700	699,897
		1,023,955
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	16,900	518,661
Kroger Co.	7,700	163,086
Walgreen Co.	5,700	162,735
Winn-Dixie Stores, Inc. (a)	12,600	123,606
		968,088
Food Products - 0.7%
Nestle SA	7,223	357,145
Household Products - 2.0%
Procter & Gamble Co.	16,898	1,033,482
Personal Products - 0.4%
Avon Products, Inc.	7,500	233,475
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	3,300	$ 227,469
Philip Morris International, Inc.	5,500	280,720
		508,189
TOTAL CONSUMER STAPLES		4,124,334
ENERGY - 13.9%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	13,120	633,302
Ensco International Ltd. ADR	5,200	217,412
Halliburton Co.	17,685	528,428
Noble Corp.	5,900	191,750
Transocean Ltd. (a)	3,100	143,251
Weatherford International Ltd. (a)	24,900	403,380
		2,117,523
Oil, Gas & Consumable Fuels - 9.9%
Alpha Natural Resources, Inc. (a)	5,300	203,149
Apache Corp.	900	86,022
BP PLC sponsored ADR	6,300	242,361
Chevron Corp.	21,400	1,630,894
Exxon Mobil Corp.	12,120	723,322
Marathon Oil Corp.	20,600	689,070
Massey Energy Co.	4,700	143,726
Occidental Petroleum Corp.	8,184	637,779
Petrohawk Energy Corp. (a)	13,700	216,049
Plains Exploration & Production Co. (a)	7,400	166,870
Royal Dutch Shell PLC Class B ADR	4,000	213,680
Southwestern Energy Co. (a)	6,900	251,505
		5,204,427
TOTAL ENERGY		7,321,950
FINANCIALS - 30.1%
Capital Markets - 2.6%
Franklin Resources, Inc.	2,100	211,218
Morgan Stanley	30,900	833,991
State Street Corp.	8,600	334,712
		1,379,921
Commercial Banks - 8.9%
BB&T Corp.	15,500	384,865
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	25,700	$ 155,742
PNC Financial Services Group, Inc.	15,277	907,301
Regions Financial Corp.	37,492	274,816
SVB Financial Group (a)	3,900	168,441
U.S. Bancorp, Delaware	9,700	231,830
Wells Fargo & Co.	91,685	2,542,425
		4,665,420
Consumer Finance - 0.9%
Capital One Financial Corp.	11,100	469,863
Diversified Financial Services - 11.3%
Bank of America Corp.	141,320	1,984,133
Citigroup, Inc. (a)	249,900	1,024,590
JPMorgan Chase & Co.	65,440	2,635,924
KKR Financial Holdings LLC	20,600	162,946
Moody's Corp.	6,300	148,365
		5,955,958
Insurance - 4.0%
ACE Ltd.	3,400	180,472
Allstate Corp.	10,715	302,592
Everest Re Group Ltd.	2,300	178,526
Genworth Financial, Inc. Class A (a)	32,500	441,350
Lincoln National Corp.	7,300	190,092
MetLife, Inc.	7,300	307,038
Old Republic International Corp.	9,400	117,594
Unum Group	7,800	177,996
XL Capital Ltd. Class A	11,468	203,328
		2,098,988
Real Estate Investment Trusts - 1.0%
ProLogis Trust	7,100	77,106
Public Storage	2,200	215,864
SL Green Realty Corp.	3,400	204,816
		497,786
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	35,100	596,700
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	15,400	132,440
TOTAL FINANCIALS		15,797,076
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.9%
Biotechnology - 2.1%
Amgen, Inc. (a)	11,900	$ 648,907
Biogen Idec, Inc. (a)	5,400	301,752
Genzyme Corp. (a)	400	27,824
Gilead Sciences, Inc. (a)	3,700	123,284
		1,101,767
Health Care Equipment & Supplies - 1.3%
C. R. Bard, Inc.	2,400	188,472
Covidien PLC	10,175	379,731
Stryker Corp.	2,500	116,425
		684,628
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc. (a)	11,500	163,070
CIGNA Corp.	7,200	221,472
Humana, Inc. (a)	8,000	376,160
		760,702
Pharmaceuticals - 9.1%
Johnson & Johnson	24,700	1,434,823
Merck & Co., Inc.	43,500	1,499,010
Pfizer, Inc.	114,584	1,718,760
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,400	117,240
		4,769,833
TOTAL HEALTH CARE		7,316,930
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.0%
Goodrich Corp.	2,800	204,036
Honeywell International, Inc.	5,140	220,300
Precision Castparts Corp.	1,100	134,409
United Technologies Corp.	6,900	490,590
		1,049,335
Building Products - 1.0%
Masco Corp.	34,650	356,202
Owens Corning (a)	5,800	182,584
		538,786
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	4,100	$ 146,985
Republic Services, Inc.	7,030	223,976
		370,961
Construction & Engineering - 0.9%
Fluor Corp.	5,600	270,424
Jacobs Engineering Group, Inc. (a)	4,400	160,908
KBR, Inc.	900	20,142
		451,474
Electrical Equipment - 0.3%
Regal-Beloit Corp.	2,409	146,539
Industrial Conglomerates - 1.9%
General Electric Co.	42,800	689,936
Textron, Inc.	15,960	331,330
		1,021,266
Machinery - 2.4%
Caterpillar, Inc.	3,300	230,175
Cummins, Inc.	2,533	201,652
Ingersoll-Rand Co. Ltd.	17,300	648,058
Navistar International Corp. (a)	3,280	169,609
		1,249,494
Road & Rail - 2.2%
CSX Corp.	8,600	453,392
Union Pacific Corp.	9,500	709,365
		1,162,757
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	2,600	93,418
TOTAL INDUSTRIALS		6,084,030
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	19,400	447,558
Juniper Networks, Inc. (a)	5,400	150,012
		597,570
Computers & Peripherals - 1.5%
Hewlett-Packard Co.	16,650	766,566
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	5,700	159,201
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	12,900	$ 324,435
Flextronics International Ltd. (a)	23,400	145,548
Tyco Electronics Ltd.	9,675	261,225
		890,409
Internet Software & Services - 0.5%
eBay, Inc. (a)	14,000	292,740
IT Services - 0.3%
International Business Machines Corp.	1,200	154,080
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	16,200	191,160
KLA-Tencor Corp.	13,600	430,712
Lam Research Corp. (a)	10,300	434,557
		1,056,429
TOTAL INFORMATION TECHNOLOGY		3,757,794
MATERIALS - 2.8%
Chemicals - 1.2%
Celanese Corp. Class A	4,500	126,405
Dow Chemical Co.	18,600	508,338
		634,743
Construction Materials - 0.4%
HeidelbergCement AG	3,801	191,449
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	7,134	197,255
Metals & Mining - 0.7%
ArcelorMittal SA Class A unit (d)	4,800	147,360
Freeport-McMoRan Copper & Gold, Inc.	1,700	121,618
Newcrest Mining Ltd.	3,460	102,408
		371,386
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	3,900	63,258
TOTAL MATERIALS		1,458,091
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.1%
Qwest Communications International, Inc.	21,300	$ 120,558
Verizon Communications, Inc.	33,165	963,775
		1,084,333
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	102,155	466,848
TOTAL TELECOMMUNICATION SERVICES		1,551,181
UTILITIES - 4.6%
Electric Utilities - 2.8%
American Electric Power Co., Inc.	9,500	341,810
Entergy Corp.	3,700	286,787
FirstEnergy Corp.	8,100	305,370
NextEra Energy, Inc.	6,300	329,490
PPL Corp.	8,600	234,694
		1,498,151
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	9,600	98,976
Multi-Utilities - 1.6%
Alliant Energy Corp.	5,949	205,597
CMS Energy Corp.	15,700	249,944
PG&E Corp.	8,100	359,640
		815,181
TOTAL UTILITIES		2,412,308
TOTAL COMMON STOCKS (Cost $56,449,414)		52,625,627
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	19,092	$ 19,092
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	666,325	666,325
TOTAL MONEY MARKET FUNDS (Cost $685,417)		685,417
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $57,134,831)		53,311,044
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(751,855)
NET ASSETS - 100%		$ 52,559,189
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 386
Fidelity Securities Lending Cash Central Fund	601
Total	$ 987
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $58,790,664. Net unrealized depreciation aggregated $5,479,620, of which $4,113,268 related to appreciated investment securities and $9,592,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010